                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08927
              ----------------------------------------------------

                   CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.
             ------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                   Credit Suisse Global High Yield Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31

Date of reporting period: September 1, 2004 to December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE
INSTITUTIONAL FUNDS

ANNUAL REPORT

DECEMBER 31, 2004

- CREDIT SUISSE INSTITUTIONAL
  FIXED INCOME FUND

- CREDIT SUISSE
  GLOBAL HIGH YIELD FUND

THE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUNDS, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE INSTITUTIONAL FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE INSTITUTIONAL FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2004; THESE VIEWS AND THE FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2004 (unaudited)

Dear Shareholder:

PERFORMANCE SUMMARY*
9/1/04 - 12/31/04

FUND/BENCHMARKS                                                PERFORMANCE
Credit Suisse Institutional Fixed Income Fund1                 2.26%
Lehman Brothers US Aggregate Bond Index(2)                     1.23%

MARKET OVERVIEW: A MEASURED RISING RATE ENVIRONMENT

   In our view, market conditions were generally positive for bonds during the final four months of the year. The Fed continued its well-telegraphed and "measured" pace of policy tightening through the fall, in spite of less than robust employment numbers and increasing inflation caused largely by the spike in oil prices. The Fed tightened a quarter point at each of its three consecutive meetings in this reporting period, resulting in a fed funds rate of 2.25% by year-end. This caused rates to back up significantly on the short end, but foreign central bank buying kept long-end yields down, contributing to a substantial flattening of the yield curve. In this low-rate environment for Treasuries, spread product in general outperformed, with credit leading the way, particularly lower quality paper.

STRATEGIC REVIEW: SECTOR AND CURVE POSITIONING

   Several factors accounted for the Fund's outperformance of its benchmark:

   - An overweight to high yield paper, particularly in the cable, gaming and wireless sectors, helped fuel the Fund's returns.

   - In emerging markets we overweighted the debt of commodity-producing countries including Venezuela, Russia and Brazil, all of which benefited from increased raw materials prices.

   - In the credit universe, where we were overweight relative to the benchmark, lower quality and longer duration did best.

   - In mortgage-backed securities (MBS), our focus on security selection, identifying specific pools with more desirable pre-payment characteristics than the MBS market in aggregate, also boosted performance.

----------
* As a result of a recent change, the fiscal year of The Credit Suisse Institutional Fixed Income Fund, Inc. now ends on December 31. The Fund's previous fiscal year end-date was August 31.

   - We maintained a barbell strategy through the final months of the year, underweighting shorter duration and overweighting intermediate duration securities.

OUTLOOK: STABLE ENVIRONMENT GOING FORWARD

   We believe the Fed will likely continue its measured pace of policy tightening into 2005. Our barbell maturity structure anticipates a flattening in the yield curve as a result of Fed actions. In terms of high yield, we expect that corporate management will continue to focus on balance sheet repair and that the Fund could continue to benefit from the positive credit environment. In emerging markets, we are maintaining our overweight of the sovereign debt of oil-exporting countries as, in our view, current capacity constraints show little sign of abating. Longer term, we are monitoring the market for signs of weaker credit fundamentals and gradual spread-widening, and will make adjustments to the Fund accordingly.

Credit Suisse Fixed Income Management Team

Kevin D. Barry, CFA,     Michael Buchanan, CFA,    Jo Ann Corkran,
Managing Director        Managing Director         Managing Director

Suzanne E. Moran,        David N. Fisher, CFA,     Craig Ruch, CFA,
Managing Director        Director Director

   HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES. CORPORATE, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES GENERALLY ENTAIL GREATER RISKS THAN GOVERNMENT SECURITIES, INCLUDING GREATER CREDIT RISKS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

                   COMPARISON OF CHANGE IN VALUE OF $3 MILLION
   INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND(1),(3) AND
         THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(2) FOR TEN YEARS.

               CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND(1)   LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(2)
    12/31/94                   $     3,000,000                                   $     3,000,000
     1/31/95                   $     3,046,975                                   $     3,059,400
     2/28/95                   $     3,111,032                                   $     3,132,214
     3/31/95                   $     3,138,967                                   $     3,151,320
     4/30/95                   $     3,182,264                                   $     3,195,439
     5/31/95                   $     3,312,152                                   $     3,319,102
     6/30/95                   $     3,335,990                                   $     3,343,332
     7/31/95                   $     3,333,800                                   $     3,336,645
     8/31/95                   $     3,377,608                                   $     3,377,018
     9/30/95                   $     3,409,404                                   $     3,409,775
    10/31/95                   $     3,451,688                                   $     3,454,103
    11/30/95                   $     3,498,422                                   $     3,505,914
    12/31/95                   $     3,547,488                                   $     3,554,997
     1/31/96                   $     3,584,249                                   $     3,578,460
     2/29/96                   $     3,533,702                                   $     3,516,195
     3/31/96                   $     3,506,828                                   $     3,491,581
     4/30/96                   $     3,495,208                                   $     3,472,028
     5/31/96                   $     3,495,208                                   $     3,465,084
     6/30/96                   $     3,535,292                                   $     3,511,516
     7/31/96                   $     3,551,812                                   $     3,520,998
     8/31/96                   $     3,554,172                                   $     3,515,012
     9/30/96                   $     3,616,962                                   $     3,576,173
    10/31/96                   $     3,693,817                                   $     3,655,564
    11/30/96                   $     3,758,663                                   $     3,718,074
    12/31/96                   $     3,739,916                                   $     3,683,496
     1/31/97                   $     3,759,639                                   $     3,694,915
     2/28/97                   $     3,786,758                                   $     3,704,152
     3/31/97                   $     3,748,994                                   $     3,663,036
     4/30/97                   $     3,788,956                                   $     3,717,982
     5/31/97                   $     3,831,417                                   $     3,753,303
     6/30/97                   $     3,882,798                                   $     3,797,967
     7/31/97                   $     3,984,111                                   $     3,900,512
     8/31/97                   $     3,963,848                                   $     3,867,358
     9/30/97                   $     4,019,648                                   $     3,924,595
    10/31/97                   $     4,042,793                                   $     3,981,501
    11/30/97                   $     4,063,367                                   $     3,999,816
    12/31/97                   $     4,101,266                                   $     4,040,214
     1/31/98                   $     4,157,011                                   $     4,091,929
     2/28/98                   $     4,167,630                                   $     4,088,655
     3/31/98                   $     4,194,411                                   $     4,102,557
     4/30/98                   $     4,210,513                                   $     4,123,890
     5/31/98                   $     4,237,348                                   $     4,163,067
     6/30/98                   $     4,263,614                                   $     4,198,453
     7/31/98                   $     4,282,635                                   $     4,207,270
     8/31/98                   $     4,271,766                                   $     4,275,848
     9/30/98                   $     4,334,900                                   $     4,375,903
    10/31/98                   $     4,318,376                                   $     4,352,711
    11/30/98                   $     4,384,473                                   $     4,377,521
    12/31/98                   $     4,404,054                                   $     4,390,654
     1/31/99                   $     4,438,084                                   $     4,421,828
     2/28/99                   $     4,375,696                                   $     4,344,446
     3/31/99                   $     4,420,303                                   $     4,368,340
     4/30/99                   $     4,466,169                                   $     4,382,319
     5/31/99                   $     4,417,437                                   $     4,343,754
     6/30/99                   $     4,402,077                                   $     4,329,854
     7/31/99                   $     4,384,597                                   $     4,311,669
     8/31/99                   $     4,372,944                                   $     4,309,513
     9/30/99                   $     4,418,368                                   $     4,359,504
    10/31/99                   $     4,439,098                                   $     4,375,634
    11/30/99                   $     4,462,789                                   $     4,375,196
    12/31/99                   $     4,453,012                                   $     4,354,195
   1/31/2000                   $     4,440,903                                   $     4,339,826
   2/29/2000                   $     4,498,420                                   $     4,392,338
   3/31/2000                   $     4,537,289                                   $     4,450,317
   4/30/2000                   $     4,475,974                                   $     4,437,411
   5/31/2000                   $     4,463,712                                   $     4,435,192
   6/30/2000                   $     4,570,001                                   $     4,527,444
   7/31/2000                   $     4,601,131                                   $     4,568,644
   8/31/2000                   $     4,654,054                                   $     4,634,890
   9/30/2000                   $     4,682,445                                   $     4,664,089
  10/31/2000                   $     4,685,602                                   $     4,694,872
  11/30/2000                   $     4,723,491                                   $     4,771,868
  12/31/2000                   $     4,838,568                                   $     4,860,625
   1/31/2001                   $     5,002,423                                   $     4,939,853
   2/28/2001                   $     5,021,701                                   $     4,982,830
   3/31/2001                   $     5,035,901                                   $     5,007,744
   4/30/2001                   $     5,035,901                                   $     4,986,712
   5/31/2001                   $     5,091,420                                   $     5,016,831
   6/30/2001                   $     5,096,972                                   $     5,035,895
   7/31/2001                   $     5,196,913                                   $     5,148,699
   8/31/2001                   $     5,260,209                                   $     5,207,909
   9/30/2001                   $     5,239,788                                   $     5,268,321
  10/31/2001                   $     5,317,389                                   $     5,378,429
  11/30/2001                   $     5,266,779                                   $     5,304,207
  12/31/2001                   $     5,226,476                                   $     5,270,260
   1/31/2002                   $     5,247,607                                   $     5,312,949
   2/28/2002                   $     5,254,651                                   $     5,364,484
   3/31/2002                   $     5,198,934                                   $     5,275,434
   4/30/2002                   $     5,252,421                                   $     5,377,777
   5/31/2002                   $     5,266,685                                   $     5,423,489
   6/30/2002                   $     5,128,510                                   $     5,470,673
   7/31/2002                   $     5,009,158                                   $     5,536,868
   8/31/2002                   $     5,106,810                                   $     5,630,441
   9/30/2002                   $     5,127,092                                   $     5,721,654
  10/31/2002                   $     5,123,417                                   $     5,695,335
  11/30/2002                   $     5,196,924                                   $     5,693,626
  12/31/2002                   $     5,318,746                                   $     5,811,484
   1/31/2003                   $     5,352,648                                   $     5,816,714
   2/28/2003                   $     5,435,518                                   $     5,896,985
   3/31/2003                   $     5,453,078                                   $     5,892,268
   4/30/2003                   $     5,525,129                                   $     5,941,173
   5/31/2003                   $     5,623,724                                   $     6,051,679
   6/30/2003                   $     5,619,306                                   $     6,039,661
   7/31/2003                   $     5,434,815                                   $     5,836,607
   8/31/2003                   $     5,484,781                                   $     5,875,129
   9/30/2003                   $     5,633,305                                   $     6,030,638
  10/31/2003                   $     5,590,392                                   $     5,974,438
  11/30/2003                   $     5,617,700                                   $     5,988,723
  12/31/2003                   $     5,678,391                                   $     6,049,664
   1/31/2004                   $     5,725,809                                   $     6,098,346
   2/29/2004                   $     5,785,083                                   $     6,164,330
   3/31/2004                   $     5,828,858                                   $     6,210,538
   4/30/2004                   $     5,677,666                                   $     6,048,927
   5/31/2004                   $     5,645,836                                   $     6,024,713
   6/30/2004                   $     5,696,613                                   $     6,058,753
   7/31/2004                   $     5,752,816                                   $     6,118,813
   8/31/2004                   $     5,865,223                                   $     6,235,542
   9/30/2004                   $     5,889,041                                   $     6,252,446
  10/31/2004                   $     5,949,836                                   $     6,304,873
  11/30/2004                   $     5,925,518                                   $     6,254,584
  12/31/2004                   $     5,993,463                                   $     6,312,143

              AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004(1),(3)

     1 YEAR    5 YEARS    10 YEARS    SINCE INCEPTION
     ------    -------    --------    ---------------
     5.55%      6.12%      7.17%           6.49%

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. The Lehman Brothers U.S. Aggregate Bond Index includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, Standard & Poor's Division of The McGraw-Hill Companies, Inc., or Fitch Investors' Service. Investors cannot invest directly in an index.
(3)  Inception date 3/31/94.

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended December 31, 2004.

   The table illustrates your Fund's expenses in two ways:

   - ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2004

ACTUAL FUND RETURN
Beginning Account Value 7/01/04                                       $   1,000.00
Ending Account Value 12/31/04                                         $   1,052.10
Expenses Paid per $1,000*                                             $       2.32

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 7/01/04                                       $   1,000.00
Ending Account Value 12/31/04                                         $   1,022.87
Expenses Paid per $1,000*                                             $       2.29

ANNUALIZED EXPENSE RATIOS*                                                    0.45%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

   THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

US Agencies                              42.9%
Corporate Bonds                          24.2%
Asset Backed Securities                  12.6%
Foreign Bonds                            10.2%
Mortgage-Backed Securities                7.0%
Short-Term Investments                    2.0%
Preferred Stock                           1.1%

----------
* The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2004 (unaudited)

Dear Shareholder:

PERFORMANCE SUMMARY*
9/1/04 - 12/31/04

FUND/BENCHMARKS                                                PERFORMANCE
Credit Suisse Global High Yield Fund(1)                        8.43%
Citigroup High-Yield Market Index(2)                           6.16%
Lipper High Yield Bond Funds Index(3)                          6.23%

MARKET OVERVIEW: POSITIVE HIGH YIELD ENVIRONMENT

   In our view, the continuing economic recovery, robust corporate earnings growth and a strong credit environment were positive factors for high yield during the final four months of the year. Meanwhile, the Fed continued its well-telegraphed and "measured" pace of policy tightening: The open market committee raised rates a quarter point at each of its three consecutive meetings in this reporting period, resulting in a fed funds rate of 2.25% by year-end.

   In this low-rate environment, corporate managements took advantage of strong cash flow to repair their balance sheets. Issuance of below investment grade paper set a new high in 2004 at $158 billion, over 60% of which was earmarked for the replacement of higher interest debt. The deleveraging helped drive Moody's default and downgrade/upgrade ratios to cyclical lows. And as the risk premium declined, demand for high yield surged, with investors flocking particularly to lower-rated securities, deemed by some to be safer in the stronger fundamental environment. Spread tightening occurred across the credit spectrum, but was greatest in CCC-rated issues.

STRATEGIC REVIEW: SELECTIVE SECTOR POSITIONING

   For the four month period, the Fund outperformed both its benchmark, the Citigroup High-Yield Market Index (CHYMI), as well as the broad universe of its high yield peers, as represented by the Lipper High Yield Bond Funds Index.

   The Fund outperformed its CHYMI benchmark primarily due to its relative positioning in outperforming industry sectors and to security selection within those sectors. The Fund's highest relative weightings versus the CHYMI benchmark (in gaming, consumer products/tobacco and cable) accounted for strong relative contributions versus the benchmark. Security selection in

----------
* As a result of a recent change, the fiscal year of The Credit Suisse Global High Yield Fund, Inc. now ends on December 31. The Fund's previous fiscal year end-date was August 31.

technology, automobile manufacturing and textile/apparel/shoe manufacturing were also key drivers of return. In emerging markets we overweighted the debt of commodity-producing countries including Venezuela, Russia and Brazil, all of which benefited from increased raw materials' prices.

   Detractors to performance included our underweight position in industries where we felt the fundamentals had weakened, including the diversified telecom, utilities and satellite sectors.

OUTLOOK: HIGH HOPES FOR HIGH YIELD

   We expect the fundamental credit environment to remain strong in 2005, as high corporate cash levels and refinancing have, in our opinion, reduced the likelihood of default over the next three to six quarters. As we do not expect significant further spread tightening, coupon income could become a large component of total returns. We have a positive view of the wireless, cable and chemicals sectors and will continue to underweight diversified telecom and airlines. In our view, increased CCC-rated issuance in 2004 may be a harbinger of a weaker fundamental environment two to three years out. The Fund will remain overweight in B-rated issues, with a cautious stance on duration, emphasizing shorter maturity issues.

   Credit Suisse High Yield Management Team

Richard J. Lindquist, CFA,     Michael Buchanan, CFA,       Michael E. Gray
Managing Director              Managing Director            Managing Director

Philip L. Schantz, Director    Mary Ann Thomas, CFA,        Misia K. Dudley,
                               Director                     Director

John F. Dessauer, CFA, Vice    Michael J. Dugan, Vice       John M. Tobin, CFA,
President                      President                    Director

   HIGH YIELD BONDS ARE LOWER-QUALITY BONDS ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND

UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

   EFFECTIVE FEBRUARY 21, 2005, THIS FUND WILL CHANGE ITS CURRENT 80% INVESTMENT POLICY TO A POLICY OF INVESTING AT LEAST 80% OF ITS ASSETS, PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES, IN HIGH YIELD FIXED INCOME SECURITIES OF ISSUERS LOCATED IN AT LEAST THREE COUNTRIES, WHICH MAY INCLUDE THE US. AT THE SAME TIME, THE FUND WILL CHANGE ITS NAME TO "CREDIT SUISSE GLOBAL HIGH YIELD FUND."

[CHART]

                   COMPARISON OF CHANGE IN VALUE OF $3 MILLION
 INVESTMENT IN THE CREDIT SUISSE GLOBAL HIGH YIELD FUND(1),(4) AND THE CITIGROUP
                    HIGH-YIELD MARKET INDEX(2) FOR TEN YEARS.

                CREDIT SUISSE GLOBAL HIGH YIELD FUND(1)    CITIGROUP HIGH-YIELD MARKET INDEX(2)
    12/31/94                $     3,000,000                          $     3,000,000
     1/31/95                $     2,920,785                          $     3,043,200
     2/28/95                $     2,928,910                          $     3,144,539
     3/31/95                $     2,948,290                          $     3,177,242
     4/30/95                $     3,078,727                          $     3,251,907
     5/31/95                $     3,209,164                          $     3,348,814
     6/30/95                $     3,226,297                          $     3,372,590
     7/31/95                $     3,274,924                          $     3,413,061
     8/31/95                $     3,323,551                          $     3,434,222
     9/30/95                $     3,383,050                          $     3,474,059
    10/31/95                $     3,400,366                          $     3,503,241
    11/30/95                $     3,415,517                          $     3,535,121
    12/31/95                $     3,485,965                          $     3,591,329
     1/31/96                $     3,579,518                          $     3,644,122
     2/29/96                $     3,650,796                          $     3,666,716
     3/31/96                $     3,640,362                          $     3,648,382
     4/30/96                $     3,667,512                          $     3,647,287
     5/31/96                $     3,737,650                          $     3,667,712
     6/30/96                $     3,724,491                          $     3,695,954
     7/31/96                $     3,701,271                          $     3,719,977
     8/31/96                $     3,736,101                          $     3,758,665
     9/30/96                $     3,845,664                          $     3,846,618
    10/31/96                $     3,848,040                          $     3,890,854
    11/30/96                $     3,893,200                          $     3,965,558
    12/31/96                $     3,929,927                          $     3,996,886
     1/31/97                $     3,988,256                          $     4,026,863
     2/28/97                $     4,058,737                          $     4,095,320
     3/31/97                $     3,985,183                          $     4,053,138
     4/30/97                $     4,000,025                          $     4,081,915
     5/31/97                $     4,101,448                          $     4,164,370
     6/30/97                $     4,184,770                          $     4,234,748
     7/31/97                $     4,288,066                          $     4,331,723
     8/31/97                $     4,303,183                          $     4,342,553
     9/30/97                $     4,413,503                          $     4,418,547
    10/31/97                $     4,444,384                          $     4,453,896
    11/30/97                $     4,449,531                          $     4,476,611
    12/31/97                $     4,513,340                          $     4,523,615
     1/31/98                $     4,610,940                          $     4,625,396
     2/28/98                $     4,679,524                          $     4,656,849
     3/31/98                $     4,746,439                          $     4,707,143
     4/30/98                $     4,749,117                          $     4,732,562
     5/31/98                $     4,767,867                          $     4,745,339
     6/30/98                $     4,779,660                          $     4,755,779
     7/31/98                $     4,768,722                          $     4,793,825
     8/31/98                $     4,539,036                          $     4,472,639
     9/30/98                $     4,446,675                          $     4,527,653
    10/31/98                $     4,337,469                          $     4,465,171
    11/30/98                $     4,452,276                          $     4,689,323
    12/31/98                $     4,455,748                          $     4,686,040
     1/31/99                $     4,512,983                          $     4,756,331
     2/28/99                $     4,504,398                          $     4,716,377
     3/31/99                $     4,570,260                          $     4,756,467
     4/30/99                $     4,683,933                          $     4,855,877
     5/31/99                $     4,616,895                          $     4,779,640
     6/30/99                $     4,616,953                          $     4,769,124
     7/31/99                $     4,628,883                          $     4,779,616
     8/31/99                $     4,569,232                          $     4,722,739
     9/30/99                $     4,522,771                          $     4,686,846
    10/31/99                $     4,492,212                          $     4,654,976
    11/30/99                $     4,562,499                          $     4,728,059
    12/31/99                $     4,655,887                          $     4,767,774
   1/31/2000                $     4,696,756                          $     4,728,202
   2/29/2000                $     4,860,230                          $     4,739,550
   3/31/2000                $     4,794,495                          $     4,643,337
   4/30/2000                $     4,704,336                          $     4,661,910
   5/31/2000                $     4,636,718                          $     4,597,110
   6/30/2000                $     4,683,117                          $     4,700,544
   7/31/2000                $     4,676,521                          $     4,751,780
   8/31/2000                $     4,653,435                          $     4,786,944
   9/30/2000                $     4,590,873                          $     4,735,723
  10/31/2000                $     4,455,449                          $     4,595,546
  11/30/2000                $     4,221,842                          $     4,407,588
  12/31/2000                $     4,282,069                          $     4,497,503
   1/31/2001                $     4,505,239                          $     4,800,500
   2/28/2001                $     4,501,752                          $     4,857,818
   3/31/2001                $     4,422,073                          $     4,769,556
   4/30/2001                $     4,361,203                          $     4,699,453
   5/31/2001                $     4,425,654                          $     4,774,776
   6/30/2001                $     4,317,197                          $     4,643,460
   7/31/2001                $     4,335,726                          $     4,730,966
   8/31/2001                $     4,387,606                          $     4,795,520
   9/30/2001                $     4,078,510                          $     4,450,238
  10/31/2001                $     4,185,137                          $     4,598,101
  11/30/2001                $     4,299,381                          $     4,772,894
  12/31/2001                $     4,320,162                          $     4,742,228
   1/31/2002                $     4,351,754                          $     4,762,529
   2/28/2002                $     4,296,468                          $     4,710,727
   3/31/2002                $     4,373,947                          $     4,836,122
   4/30/2002                $     4,414,149                          $     4,915,260
   5/31/2002                $     4,373,947                          $     4,854,296
   6/30/2002                $     4,176,557                          $     4,426,769
   7/31/2002                $     4,052,746                          $     4,226,635
   8/31/2002                $     4,085,762                          $     4,387,488
   9/30/2002                $     4,016,642                          $     4,301,199
  10/31/2002                $     3,965,583                          $     4,286,540
  11/30/2002                $     4,161,310                          $     4,613,633
  12/31/2002                $     4,195,217                          $     4,669,781
   1/31/2003                $     4,262,020                          $     4,843,684
   2/28/2003                $     4,342,183                          $     4,908,643
   3/31/2003                $     4,431,828                          $     5,073,867
   4/30/2003                $     4,612,904                          $     5,389,188
   5/31/2003                $     4,667,227                          $     5,424,951
   6/30/2003                $     4,792,807                          $     5,593,645
   7/31/2003                $     4,783,492                          $     5,510,960
   8/31/2003                $     4,788,149                          $     5,567,519
   9/30/2003                $     4,887,676                          $     5,732,484
  10/31/2003                $     4,983,890                          $     5,865,770
  11/30/2003                $     5,070,483                          $     5,947,252
  12/31/2003                $     5,207,573                          $     6,099,930
   1/31/2004                $     5,380,809                          $     6,205,367
   2/29/2004                $     5,365,060                          $     6,171,405
   3/31/2004                $     5,367,795                          $     6,210,167
   4/30/2004                $     5,426,314                          $     6,188,991
   5/31/2004                $     5,346,516                          $     6,081,797
   6/30/2004                $     5,444,806                          $     6,172,410
   7/31/2004                $     5,515,589                          $     6,251,800
   8/31/2004                $     5,651,709                          $     6,366,026
   9/30/2004                $     5,710,932                          $     6,452,464
  10/31/2004                $     5,838,334                          $     6,586,224
  11/30/2004                $     5,938,040                          $     6,662,143
  12/31/2004                $     6,133,447                          $     6,757,925

              AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004(1),(4)

     1 YEAR    5 YEARS    10 YEARS    SINCE INCEPTION
     ------    -------    --------    ---------------
     17.67%     5.65%       7.40%          7.26%

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Citigroup High-Yield Market Index is a broad-based, unmanaged index of high yield securities that is compiled by Citigroup Global Markets Inc. Investors cannot invest directly in an index.
(3) The Lipper High Yield Bond Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds classified by Lipper Inc. as investing primarily in high yield debt securities. It is compiled by Lipper Inc. Investors cannot invest directly in an index.
(4)  Inception date 2/26/93.

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended December 31, 2004.

   The table illustrates your Fund's expenses in two ways:

   - ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2004

ACTUAL FUND RETURN
Beginning Account Value 7/01/04                                       $   1,000.00
Ending Account Value 12/31/04                                         $   1,125.50
Expenses Paid per $1,000*                                             $       3.74

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 7/01/04                                       $   1,000.00
Ending Account Value 12/31/04                                         $   1,021.62
Expenses Paid per $1,000*                                             $       3.56

ANNUALIZED EXPENSE RATIOS*                                                    0.70%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

   THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

Corporate Bonds                          86.6%
Foreign Bonds                             7.1%
Short-Term Investments                    4.2%
Common Stocks                             1.2%
Preferred Stocks                          0.9%

----------
* The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2004

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
CORPORATE BONDS (26.1%)
AEROSPACE & DEFENSE (0.5%)
 $      585  Goodrich Corp., Notes~                                     (BBB- , Baa3)      04/15/08        7.500   $      648,106
AUTOMOBILE MANUFACTURERS (0.2%)
        185  Ford Motor Co., Global Notes~                              (BBB- , Baa1)      07/16/31        7.450          186,599
         95  General Motors Corp., Global Debentures~                   (BBB- , Baa2)      07/15/33        8.375           98,701
                                                                                                                   --------------
                                                                                                                          285,300
                                                                                                                   --------------
AUTOMOBILE PARTS & EQUIPMENT (0.3%)
        190  Collins & Aikman Products Corp., Rule 144A,
              Senior Subordinated Notes++~                                (B- , B3)        08/15/12       12.875          165,062
        150  Dana Corp., Rule 144A, Notes++                             (BBB- , Ba2)       01/15/15        5.850          149,250
                                                                                                                   --------------
                                                                                                                          314,312
                                                                                                                   --------------
BANKS (1.3%)
        460  Bank of America Corp., Global Notes                         (A+ , Aa2)        10/01/10        4.250          459,400
        400  Key Bank NA, Subordinated Notes                              (A- , A2)        07/01/14        5.800          424,409
        200  National City Bank, Series BKNT, Notes                      (A+ , Aa3)        08/01/09        4.150          200,125
        550  Wells Fargo & Co., Senior Notes                             (AA- , Aa1)       01/15/10        4.200          552,856
                                                                                                                   --------------
                                                                                                                        1,636,790
                                                                                                                   --------------
BIOTECHNOLOGY (0.2%)
        215  Amgen, Inc., Rule 144A, Senior Notes++                       (A+ , A2)        11/18/09        4.000          214,568
                                                                                                                   --------------
BUILDING MATERIALS (0.3%)
        325  American Standard, Inc., Company Guaranteed
              Notes                                                     (BBB- , Baa3)      02/15/10        7.625          371,964
                                                                                                                   --------------
CHEMICALS (0.1%)
        140  Lyondell Chemicals Co., Global Company
              Guaranteed Notes (Callable 06/01/08 @ $105.25)~             (B+ , B1)        06/01/13       10.500          167,300
COMMERCIAL SERVICES (0.6%)
        335  Cendant Corp., Units                                       (BBB , Baa1)       08/17/06        4.890          338,380
        255  Erac USA Finance Co., Rule 144A, Notes++                   (BBB+ , Baa1)      05/15/06        6.625          264,861
        185  Iron Mountain, Inc., Company Guaranteed Notes
              (Callable 07/01/08 @ $103.31)                              (B , Caa1)        01/01/16        6.625          173,438
                                                                                                                   --------------
                                                                                                                          776,679
                                                                                                                   --------------
DISTRIBUTION & WHOLESALE (0.2%)
        300  Hughes Supply, Inc., Rule 144A, Notes++                    (BBB- , Ba1)       10/15/14        5.500          296,736
DIVERSIFIED FINANCIALS (6.9%)
        495  Capital One Bank, Subordinated Notes                       (BBB- , Baa3)      06/13/13        6.500          541,768
        435  Countrywide Home Loans, Inc., Global Notes                   (A , A3)         12/19/07        4.250          440,165
        230  Countrywide Home Loans, Inc., Series MTN,
              Global Notes                                                (A , A3)         09/15/09        4.125          229,211
        245  FGIC Corp., Rule 144A, Senior Notes++                       (AA , Aa2)        01/15/34        6.000          253,740
        525  FMR Corp., Rule 144A, Notes++                               (AA , Aa3)        03/01/13        4.750          524,683
        390  Ford Motor Credit Co., Global Notes                         (BBB- , A3)       01/25/07        6.500          405,734
        225  Ford Motor Credit Co., Global Notes                         (BBB- , A3)       01/15/10        5.700          227,294

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
CORPORATE BONDS
DIVERSIFIED FINANCIALS
 $      300  General Electric Capital Corp., Series MTNA,
              Global Notes                                               (AAA , Aaa)       02/15/12        5.875   $      325,079
        945  General Electric Capital Corp., Series MTNA,
              Global Notes                                               (AAA , Aaa)       06/15/12        6.000        1,031,641
        330  General Motors Acceptance Corp., Global Bonds              (BBB- , Baa1)      11/01/31        8.000          340,152
        155  General Motors Acceptance Corp., Global Notes~             (BBB- , Baa1)      12/01/14        6.750          155,489
        300  Goldman Sachs Group L.P., Notes                             (A+ , Aa3)        10/01/14        5.000          300,149
      1,170  Household Finance Corp., Global Notes                        (A , A1)         12/15/08        4.125        1,175,844
        345  Household Finance Corp., Global Notes                        (A , A1)         07/15/10        8.000          406,506
        165  JPMorgan Chase & Co., Global Subordinated
              Notes                                                       (A , A1)         09/15/14        5.125          166,397
        380  MBNA America Bank, Rule 144A,
              Subordinated Notes++                                      (BBB , Baa2)       03/15/08        6.750          410,123
        156  Merey Sweeny L.P., Rule 144A, Senior Notes++               (BBB , Baa3)       12/18/19        8.850          188,540
        225  Merrill Lynch & Company, Inc., Series MTNC,
             Global Notes                                                (A+ , Aa3)        01/15/15        5.000          224,556
        515  OMX Timber Finance Investment LLC,
              Rule 144A, Company Guaranteed Notes
              (Callable 10/31/19 @ $100.00)++#                            (A , Aa3)        01/29/20        5.420          511,436
        630  SLM Corp., Series MTNA, Notes                                (A , A2)         01/15/09        4.000          630,275
        145  Textron Financial Corp., Global Notes                        (A- , A3)        06/01/07        5.875          152,513
        130  Textron Financial Corp., Series MTNE, Notes#                 (A- , A3)        10/06/06        2.381          130,521
                                                                                                                   --------------
                                                                                                                        8,771,816
                                                                                                                   --------------
ELECTRIC (2.8%)
        175  AES Corp., Senior Notes                                      (B- , B2)        06/01/09        9.500          199,938
        510  American Electric Power Company, Inc.,
              Series A, Global Notes                                    (BBB , Baa3)       05/15/06        6.125          528,728
        260  Cincinnati Gas & Electric Co., Notes                       (BBB , Baa1)       09/15/12        5.700          275,882
        200  Constellation Energy Group, Inc., Notes~                   (BBB , Baa1)       04/01/07        6.350          211,490
        135  Detroit Edison Co., First Mortgage Notes                    (BBB+ , A3)       08/01/14        5.400          141,238
        300  Dominion Resources, Inc., Series A, Notes                  (BBB+ , Baa1)      11/15/06        3.660          300,648
        450  FPL Group Capital, Inc., Notes                               (A- , A2)        02/16/07        4.086          454,996
        305  Oklahoma Gas & Electric Co., Bonds
              (Callable 08/01/14 @ $103.25)                              (BBB+ , A2)       08/01/34        6.500          322,980
        215  Old Dominion Electric Cooperative, Series A,
              Secured Notes                                              (AAA , Aaa)       06/01/11        6.250          236,935
        205  Pacific Gas & Electric Co., First Mortgage Notes           (BBB , Baa2)       03/01/34        6.050          213,658
        275  PacifiCorp, First Mortgage Notes                             (A- , A3)        11/15/11        6.900          314,931
        350  Pinnacle West Capital Corp., Senior Notes
              (Callable 02/01/05 @ $100.00)#                            (BBB- , Baa2)      11/01/05        2.960          350,197
                                                                                                                   --------------
                                                                                                                        3,551,621
                                                                                                                   --------------
ENTERTAINMENT (0.2%)
        125  AMC Entertainment, Inc., Senior Subordinated
              Notes (Callable 02/01/05 @ $103.17)                         (CCC+ , B3)      02/01/11        9.500          129,844

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
CORPORATE BONDS
ENTERTAINMENT
 $      160  Six Flags, Inc., Global Senior Notes
              (Callable 02/01/05 @ $104.75)~                            (CCC , Caa1)       02/01/09        9.500   $      167,200
                                                                                                                   --------------
                                                                                                                          297,044
                                                                                                                   --------------
ENVIRONMENTAL CONTROL (0.5%)
         10  Allied Waste North America, Inc., Senior Notes
              (Callable 04/15/08 @ $103.94)                              (BB- , B2)        04/15/13        7.875           10,300
        210  Allied Waste North America, Inc., Series B,
              Global Senior Notes
              (Callable 04/15/09 @ $103.69)~                             (B+ , Caa1)       04/15/14        7.375          202,125
        350  Waste Management, Inc., Global Company
              Guaranteed Notes                                          (BBB , Baa3)       05/15/32        7.750          434,830
                                                                                                                   --------------
                                                                                                                          647,255
                                                                                                                   --------------
FOOD (1.1%)
        310  ConAgra Foods, Inc., Notes                                 (BBB+ , Baa1)      09/15/11        6.750          349,249
        290  ConAgra Foods, Inc., Notes                                 (BBB+ , Baa1)      09/15/30        8.250          386,901
        235  Delhaize America, Inc., Global Company
              Guaranteed Notes                                           (BB+ , Ba1)       04/15/11        8.125          275,120
        310  Kellogg Co., Global Senior Notes                           (BBB+ , Baa1)      06/01/08        2.875          301,339
        110  Land O' Lakes, Inc., Global Senior Notes
              (Callable 11/15/06 @ $104.38)~                              (B- , B3)        11/15/11        8.750          110,000
                                                                                                                   --------------
                                                                                                                        1,422,609
                                                                                                                   --------------
FOREST PRODUCTS, PAPER (0.1%)
        115  Georgia-Pacific Corp., Global Company
              Guaranteed Notes                                           (BB+ , Ba2)       02/01/10        8.875          134,406
                                                                                                                   --------------
GAS (0.4%)
        520  Sempra Energy, Notes                                       (BBB+ , Baa1)      12/01/05        6.950          536,921
                                                                                                                   --------------
HEALTHCARE SERVICES (0.1%)
        100  WellPoint, Inc., Rule 144A, Notes++                        (BBB+ , Baa1)      12/15/09        4.250          100,063
                                                                                                                   --------------
HOME BUILDERS (0.4%)
        215  D.R. Horton, Inc., Senior Notes                             (BB+ , Ba1)       05/01/13        6.875          233,812
        200  KB Home, Senior Subordinated Notes                          (BB- , Ba2)       12/15/08        8.625          227,000
                                                                                                                   --------------
                                                                                                                          460,812
                                                                                                                   --------------
INSURANCE (1.6%)
        650  American International Group, Inc.,
              Global Notes#                                              (AAA , Aaa)       05/15/13        4.250          629,077
        175  Florida Windstorm Underwriting Association,
              Rule 144A, Senior Notes++                                   (A- , A3)        08/25/07        6.850          187,484
        475  Genworth Financial, Inc., Notes                              (A , A2)         06/15/14        5.750          503,420
        450  Nationwide Mutual Insurance Co., Rule 144A,
              Bonds (Callable 04/15/14 @ $100.00)++                       (A- , A2)        04/15/34        6.600          451,978
        175  Progressive Corp., Senior Notes                              (A+ , A1)        12/01/32        6.250          188,247
                                                                                                                   --------------
                                                                                                                        1,960,206
                                                                                                                   --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
CORPORATE BONDS
IRON & STEEL (0.3%)
 $      220  AK Steel Corp., Company Guaranteed Notes
              (Callable 02/15/05 @ $102.65)~                              (B+ , B3)        02/15/09        7.875   $      225,225
        160  International Steel Group, Inc.,
              Global Senior Notes                                        (BB , Ba3)        04/15/14        6.500          172,400
                                                                                                                   --------------
                                                                                                                          397,625
                                                                                                                   --------------
LODGING (0.1%)
        105  MGM Mirage, Global Senior Notes                             (BB+ , Ba1)       09/01/12        6.750          111,038
        780  Windsor Woodmont Black Hawk,
              Series B, First Mortgage Notes **^                          (NR , NR)        03/15/05       13.000           23,400
                                                                                                                   --------------
                                                                                                                          134,438
                                                                                                                   --------------
MEDIA (2.8%)
        240  CCO Holdings LLC, Global Senior Notes
              (Callable 11/15/08 @ $104.38)                              (CCC- , B3)       11/15/13        8.750          249,000
        170  Comcast Cable Communications Holdings, Inc.,
              Global Company Guaranteed Notes                           (BBB , Baa3)       03/15/13        8.375          209,950
        710  Comcast Cable Communications, Inc.,
              Senior Notes                                              (BBB , Baa3)       01/30/11        6.750          798,323
        240  Cox Communications, Inc., Notes                            (BBB- , Baa3)      06/15/05        6.875          243,880
        215  CSC Holdings, Inc., Series B, Senior Notes                  (BB- , B1)        07/15/09        8.125          236,231
        245  Dex Media West LLC, Series B,
              Global Senior Subordinated Notes
              (Callable 08/15/08 @ $104.94)                               (B , B2)         08/15/13        9.875          283,587
         90  EchoStar DBS Corp., Global Senior Notes                     (BB- , Ba3)       10/01/11        6.375           92,475
        400  Liberty Media Corp., Global Senior Notes#                  (BBB- , Baa3)      09/17/06        3.990          405,004
        160  Mediacom LLC/Capital Corp., Senior Notes
              (Callable 01/15/06 @ $104.75)~                              (B , B3)         01/15/13        9.500          161,400
        280  News America Holdings, Inc., Company
              Guaranteed Notes~                                         (BBB- , Baa3)      02/01/13        9.250          361,384
        240  News America, Inc., Company Guaranteed Notes               (BBB- , Baa3)      11/30/28        7.625          285,849
        220  Time Warner, Inc., Global Company
              Guaranteed Notes                                          (BBB+ , Baa1)      04/15/31        7.625          266,984
                                                                                                                   --------------
                                                                                                                        3,594,067
                                                                                                                   --------------
MISCELLANEOUS MANUFACTURING (0.5%)
        565  Textron, Inc., Senior Notes                                  (A- , A3)        08/01/10        4.500          572,740
                                                                                                                   --------------
OIL & GAS (1.2%)
        155  Chesapeake Energy Corp., Senior Notes
              (Callable 01/15/09 @ $103.44)                              (BB- , Ba3)       01/15/16        6.875          163,138
        560  Enterprise Products Operating LP, Rule 144A,
              Senior Notes++                                            (BB+ , Baa3)       10/15/14        5.600          566,023
        145  Giant Industries, Inc., Company Guaranteed
              Notes (Callable 05/15/09 @ $104.00)                         (B- , B3)        05/15/14        8.000          152,250

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
CORPORATE BONDS
OIL & GAS
 $      235  Pemex Project Funding Master Trust, Rule 144A,
              Notes++#                                                  (BBB- , Baa1)      06/15/10        3.790   $      241,698
        100  Premcor Refining Group, Inc.,
              Company Guaranteed Notes
              (Callable 05/01/09 @ $103.38)                              (BB- , Ba3)       05/01/14        6.750          106,750
        335  SEACOR Holdings, Inc., Notes                               (BBB , Baa3)       10/01/12        5.875          333,623
                                                                                                                   --------------
                                                                                                                        1,563,482
                                                                                                                   --------------
PACKAGING & CONTAINERS (0.1%)
         95  Owens-Brockway Glass Containers, Global
              Secured Notes (Callable 11/15/07 @ $104.38)                (BB- , B1)        11/15/12        8.750          107,588
         60  Owens-Illinois, Inc., Debentures                             (B , B3)         05/15/10        7.500           63,975
                                                                                                                   --------------
                                                                                                                          171,563
                                                                                                                   --------------
PIPELINES (0.2%)
        160  Williams Companies, Inc., Global Notes                       (B+ , B1)        03/15/12        8.125          185,600
                                                                                                                   --------------
REAL ESTATE (0.6%)
        310  EOP Operating LP, Notes                                    (BBB+ , Baa2)      10/01/10        4.650          311,806
        495  EOP Operating LP, Senior Notes                             (BBB+ , Baa2)      02/15/05        6.625          497,242
                                                                                                                   --------------
                                                                                                                          809,048
                                                                                                                   --------------
RETAIL (0.6%)
        605  Target Corp., Notes~                                         (A+ , A2)        08/15/10        7.500          708,146
                                                                                                                   --------------
TELECOMMUNICATIONS (1.8%)
        115  AT&T Wireless Services, Inc., Global Senior Notes           (A , Baa2)        03/01/31        8.750          155,529
        235  BellSouth Corp., Global Bonds                                (A , A2)         09/15/14        5.200          239,971
        240  BellSouth Corp., Notes                                       (A , A2)         11/15/12        4.750          241,867
        185  Centennial Communications Corp.,
              Global Company Guaranteed Notes
              (Callable 06/15/08 @ $105.06)                             (CCC , Caa1)       06/15/13       10.125          208,588
        275  Motorola, Inc., Notes                                      (BBB , Baa3)       11/16/07        4.608          280,616
        180  Nextel Communications, Inc., Senior Notes
              (Callable 03/15/09 @ $102.98)                              (BB , Ba3)        03/15/14        5.950          187,200
        250  SBC Communications, Inc., Global Notes                       (A , A2)         09/15/14        5.100          252,803
        245  Sprint Capital Corp., Global Company
              Guaranteed Notes                                          (BBB- , Baa3)      03/15/32        8.750          327,420
        420  Verizon Wireless Capital LLC, Global Notes                   (A+ , A3)        12/15/06        5.375          435,238
                                                                                                                   --------------
                                                                                                                        2,329,232
                                                                                                                   --------------
TRANSPORTATION (0.1%)
        130  Horizon Lines LLC, Rule 144A, Notes
              (Callable 11/01/08 @ $104.50)++                            (CCC+ , B3)       11/01/12        9.000          140,400
                                                                                                                   --------------
TOTAL CORPORATE BONDS (Cost $32,330,545)                                                                               33,200,849
                                                                                                                   --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
ASSET BACKED SECURITIES (13.5%)
 $      744  Ameriquest Mortgage Securities, Inc.,
              Series 2003-AR2, Class A4#                                 (AAA , Aaa)       05/25/33        2.768   $       44,988
        246  Capital Auto Receivables Asset Trust,
              Series 2002-5, Class A3B                                   (AAA , Aaa)       04/17/06        2.300          246,388
      1,315  Capital One Master Trust, Series 2001-1,
              Class A#                                                   (AAA , Aaa)       12/15/10        2.603        1,323,036
      1,610  Citibank Credit Card Issuance Trust,
              Series 2002-A9, Class A9#~                                 (AAA , Aaa)       12/17/07        2.530        1,611,317
        484  Contimortgage Home Equity Loan Trust,
              Series 1996-4, Class A8                                    (AAA , Aaa)       01/15/28        7.220           84,927
        754  Countrywide Home Equity Loan Trust,
              Series 2002-C, Class A#                                    (AAA , Aaa)       05/15/28        2.643          755,096
        965  DaimlerChrysler Auto Trust, Series 2004-B,
              Class A4                                                   (AAA , Aaa)       10/08/09        3.710          966,206
      1,610  Discover Card Master Trust I, Series 2003-4,
              Class A1#                                                  (AAA , Aaa)       05/15/11        2.513        1,614,780
      1,315  Fleet Credit Card Master Trust, Series 2002-B,
              Class A#                                                   (AAA , Aaa)       04/15/10        2.543        1,319,411
        423  Greenpoint Home Equity Loan Trust,
              Series 2003-1, Class A#                                    (AAA , Aaa)       04/15/29        2.673          423,207
        465  Greenpoint Home Equity Loan Trust,
              Series 2004-3, Class A#                                    (AAA , Aaa)       03/15/35        2.633          464,752
        645  Honda Auto Receivables Owner Trust,
              Series 2003-1, Class A4                                    (AAA , Aaa)       07/18/08        2.480          638,046
      1,610  MBNA Credit Card Master Note Trust,
              Series 2002-A4, Class A4#                                  (AAA , Aaa)       08/17/09        2.513        1,614,853
      2,000  MBNA Master Credit Card Trust, Series 1998-G,
              Class A#                                                   (AAA , Aaa)       02/17/09        2.533        2,005,653
      1,300  Pure Mortgages, Series 2004-1A, Class A#                    (AAA , Aaa)       02/28/34        2.932        1,300,000
      1,293  SLM Student Loan Trust, Series 2003-1,
              Class A2#                                                  (AAA , Aaa)       06/17/13        2.530        1,294,224
        427  Vanderbilt Mortgage Finance, Series 1998-C,
              Class 1B1                                                 (BBB , Baa1)       02/07/15        6.970          434,572
                                                                                                                   --------------
TOTAL ASSET BACKED SECURITIES (Cost $17,228,254)                                                                       17,241,456
                                                                                                                     ------------
MORTGAGE-BACKED SECURITIES (51.7%)
 $    1,160  Bear Stearns Commercial Mortgage Securities,
              Inc., Series 2002-TOP6, Class A2                           (AAA , Aaa)       10/15/36        6.460        1,288,762
      1,175  Bear Stearns Commercial Mortgage Securities,
              Inc., Series 2004-PWR6, Class A6                           (AAA , Aaa)       11/11/41        4.825        1,173,120
      1,370  Fannie Mae, Series 2004-13, Class PE                        (AAA , Aaa)       04/25/29        5.000        1,388,745
        580  Fannie Mae Global Bonds                                     (AAA , Aaa)       11/15/30        6.625          693,489
      1,665  Fannie Mae Global Notes^^                                   (AAA , Aaa)       11/15/10        6.625        1,883,951
         98  Fannie Mae Pool#077774                                      (AAA , Aaa)       01/01/10       10.000          106,181
      1,029  Fannie Mae Pool#254372^^                                    (AAA , Aaa)       07/01/17        6.000        1,078,799
      1,135  Fannie Mae Pool#254448++++                                  (AAA , Aaa)       09/01/32        6.500        1,191,675
      1,230  Fannie Mae Pool#255162++++                                  (AAA , Aaa)       03/01/34        6.500        1,290,563

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
MORTGAGE-BACKED SECURITIES
 $      299  Fannie Mae Pool#656862++++                                  (AAA , Aaa)       04/01/33        6.000   $      308,952
      1,674  Fannie Mae Pool#667742++++                                  (AAA , Aaa)       04/01/33        6.000        1,732,522
      1,168  Fannie Mae Pool#703337++++                                  (AAA , Aaa)       04/01/33        5.500        1,187,222
      1,503  Fannie Mae Pool#703444++++                                  (AAA , Aaa)       05/01/18        5.000        1,528,512
        216  Fannie Mae Pool#703598                                      (AAA , Aaa)       05/01/18        5.500          223,387
        174  Fannie Mae Pool#705651                                      (AAA , Aaa)       06/01/18        5.500          180,096
        660  Fannie Mae Pool#713667                                      (AAA , Aaa)       07/01/33        5.000          656,495
        672  Fannie Mae Pool#721796                                      (AAA , Aaa)       06/01/18        4.500          671,990
      1,573  Fannie Mae Pool#725205++++                                  (AAA , Aaa)       03/01/34        5.000        1,564,080
      1,608  Fannie Mae Pool#725248++++                                  (AAA , Aaa)       03/01/34        5.000        1,599,477
      1,209  Fannie Mae Pool#725277                                      (AAA , Aaa)       03/01/19        4.500        1,207,860
      1,993  Fannie Mae Pool#725407                                      (AAA , Aaa)       01/01/34        6.500        2,093,030
        732  Fannie Mae Pool#739753                                      (AAA , Aaa)       12/01/18        5.000          744,358
        628  Fannie Mae Pool#741384                                      (AAA , Aaa)       09/01/18        4.000          614,856
        698  Fannie Mae Pool#750536                                      (AAA , Aaa)       01/01/34        5.500          709,716
        852  Fannie Mae Pool#755636                                      (AAA , Aaa)       04/01/34        5.000          846,459
        396  Fannie Mae Pool#757490                                      (AAA , Aaa)       01/01/34        5.500          402,586
      1,220  Fannie Mae Pool#759666                                      (AAA , Aaa)       04/01/31        6.500        1,284,864
        822  Fannie Mae Pool#763676                                      (AAA , Aaa)       01/01/34        5.500          835,634
      1,317  Fannie Mae Pool#770154                                      (AAA , Aaa)       04/01/34        5.000        1,307,755
      1,957  Fannie Mae Pool#790724                                      (AAA , Aaa)       09/01/34        5.500        1,988,181
        455  Fannie Mae Pool#793271                                      (AAA , Aaa)       12/01/34        5.000          452,485
      1,254  Fannie Mae Pool#794268                                      (AAA , Aaa)       09/01/34        6.500        1,316,109
        938  Fannie Mae Pool#794821                                      (AAA , Aaa)       10/01/34        7.000          994,339
      1,240  Fannie Mae Pool#796906                                      (AAA , Aaa)       11/01/34        7.000        1,314,269
        700  Fannie Mae Pool#809260                                      (AAA , Aaa)       01/01/35        5.000          696,063
        535  Fannie Mae Strip, Series 337, Class 2                       (AAA , Aaa)       06/01/33        5.000          120,564
        710  Federal Home Loan Bank Global Bonds^^                       (AAA , Aaa)       06/18/14        5.250          750,042
          1  Federal National Mortgage Association,
              Series 1991-165, Class M                                   (AAA , Aaa)       12/25/21        8.250            1,118
      3,379  FNMA TBA                                                    (AAA , Aaa)       01/03/20        4.500        3,368,441
        690  FNMA TBA                                                    (AAA , Aaa)       01/03/35        5.000          684,610
      1,250  FNMA TBA                                                    (AAA , Aaa)       01/03/35        5.500        1,269,140
      2,995  FNMA TBA                                                    (AAA , Aaa)       01/03/35        6.000        3,090,465
      1,240  Freddie Mac Global Notes^^                                  (AAA , Aaa)       11/15/13        4.875        1,277,407
      1,160  Freddie Mac Global Subordinated Notes~                      (AAA , Aaa)       03/21/11        5.875        1,254,030
      1,493  Freddie Mac Pool#1B1994#^^                                  (AAA , Aaa)       09/01/34        4.758        1,498,909
      1,218  Freddie Mac Pool#A24892^^                                   (AAA , Aaa)       07/01/34        6.000        1,259,307
      1,797  Freddie Mac Pool#A25679                                     (AAA , Aaa)       08/01/34        5.500        1,827,447
         25  Freddie Mac Pool#A30288++++++                               (AAA , Aaa)       12/01/34        5.500           25,422
        553  Freddie Mac Pool#B11354                                     (AAA , Aaa)       12/01/18        5.000          562,652
      1,196  Freddie Mac Pool#G01592^^                                   (AAA , Aaa)       08/01/33        6.000        1,236,476
      1,327  Freddie Mac Pool#N31151^^                                   (AAA , Aaa)       10/01/34        5.000        1,331,361
          0  Ginnie Mae Pool#009827(1)                                   (AAA , Aaa)       04/15/06        8.250               38
          1  Ginnie Mae Pool#112986                                      (AAA , Aaa)       07/15/14       13.500              776
      1,370  Ginnie Mae Pool#429679                                      (AAA , Aaa)       11/15/33        5.500        1,400,754
      1,145  GNMA TBA                                                    (AAA , Aaa)       01/03/35        5.000        1,145,000

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
MORTGAGE-BACKED SECURITIES
 $    1,275  GS Mortgage Securities Corp. II,
              Series 2004-GG2, Class A4                                  (AAA , Aaa)       08/01/38        4.964   $    1,312,498
        761  JPMorgan Chase Commercial Mortgage
              Securities Corp., Series 2004-CB9, Class A1#               (AAA , Aaa)       06/12/41        3.475          754,300
      1,268  LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A1                                   (AAA , Aaa)       01/15/29        2.964        1,237,852
      1,340  LB-UBS Commercial Mortgage Trust,
              Series 2004-C2, Class A4                                   (AAA , Aaa)       03/15/36        4.367        1,307,448
      1,275  LB-UBS Commercial Mortgage Trust,
              Series 2004-C7, Class A2                                   (AAA , Aaa)       10/15/29        3.992        1,267,491
      1,295  Wachovia Bank Commercial Mortgage Trust,
              Series 2004-C10, Class A4                                  (AAA , Aaa)       02/15/41        4.748        1,291,061
                                                                                                                   --------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $65,503,348)                                                                    65,831,191
                                                                                                                   --------------
FOREIGN BONDS (11.0%)
BANKS (1.2%)
        515  Korea Development Bank, Global Notes (Korea)                 (A- , A3)        07/20/09        4.750          525,375
        940  Royal Bank of Scotland Group PLC, Series 3,
              Perpetual Global Bonds (Callable 12/31/05 @
              $100.00) (United Kingdom)                                   (A , A1)         11/29/49        7.816          977,688
                                                                                                                   --------------
                                                                                                                        1,503,063
                                                                                                                   --------------
BEVERAGES (0.2%)
        305  Diageo Finance BV, Global Company Guaranteed
              Notes (Netherlands)~                                        (A , A2)         04/01/11        3.875          298,792
                                                                                                                   --------------
CHEMICALS (0.3%)
        185  Methanex Corp., Yankee Notes (Canada)                      (BBB- , Ba1)       08/15/05        7.750          189,625
        215  Yara International ASA, Rule 144A,
              Notes (Norway)++                                          (BBB , Baa2)       12/15/14        5.250          216,783
                                                                                                                   --------------
                                                                                                                          406,408
                                                                                                                   --------------
DIVERSIFIED FINANCIALS (0.2%)
        280  Tengizchevroil Finance Co., Rule 144A, Secured
              Notes (Luxembourg)++                                      (BBB- , Baa3)      11/15/14        6.124          282,100
                                                                                                                   --------------
ELECTRIC (0.2%)
        240  Compania Nacional de Transmision Electrica SA,
              Global Senior Notes (Chile)                                (A- , Baa1)       04/15/11        7.875          277,920
                                                                                                                   --------------
FOREST PRODUCTS, PAPER (0.2%)
        185  Tembec Industries, Inc., Global Company
              Guaranteed Notes (Canada)~                                  (B , Ba3)        03/15/12        7.750          179,912
                                                                                                                   --------------
HOLDING COMPANIES-- DIVERSIFIED (0.5%)
        645  Pacificorp Australia, Rule 144A, Bonds
              (Australia)++                                              (AAA , Aaa)       01/15/08        6.150          688,872
                                                                                                                   --------------
INSURANCE (0.2%)
        200  Everest Reinsurance Holdings, Notes (Bermuda)                (A- , A3)        10/15/14        5.400          200,925
                                                                                                                   --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
FOREIGN BONDS
MEDIA (0.3%)
 $      300  Thomson Corp., Global Notes (Canada)                         (A- , A3)        01/05/12        6.200   $      330,108
                                                                                                                   --------------
MISCELLANEOUS MANUFACTURING (0.2%)
        210  Tyco International Group SA, Yankee Company
              Guaranteed Notes (Luxembourg)                             (BBB , Baa3)       10/15/11        6.375          232,174
                                                                                                                   --------------
OIL & GAS (0.4%)
        115  Canadian Natural Resources, Ltd.,
              Yankee Notes (Canada)                                     (BBB+ , Baa1)      07/15/11        6.700          128,264
        320  Petroliam Nasional Berhad, Rule 144A,
              Bonds (Malaysia)++                                          (A- , A2)        08/15/15        7.750          392,442
                                                                                                                   --------------
                                                                                                                          520,706
                                                                                                                   --------------
PIPELINES (0.2%)
        180  Trans-Canada Pipelines, Ltd., Yankee Bonds
              (Canada)                                                    (A- , A2)        01/15/15        4.875          180,040
REAL ESTATE (0.2%)
        305  Westfield Capital Corp., Rule 144A, Notes
              (Australia)++                                               (A , A2)         11/15/14        5.125          304,116
SOVEREIGN (6.4%)
        326  Federal Republic of Brazil, Restructured Debt
              Bonds (Brazil)#                                            (BB- , B1)        04/15/12        3.125          312,970
        301  Federal Republic of Brazil, Restructured Debt
              Bonds (Callable 04/15/05 @ $100.00) (Brazil)               (BB- , B2)        04/15/14        8.000          309,776
      6,125  Government of New Zealand, Bonds
              (New Zealand)                                              (AAA , Aaa)       04/15/15        6.000        4,438,763
        720  Government of Russia, Series V, Debentures
              (Russia)                                                   (BB+ , Ba2)       05/14/08        3.000          670,968
        295  Republic of Colombia, Global Notes (Colombia)~              (BB , Ba2)        01/23/12       10.000          342,200
        375  Republic of Panama, Global Notes
              (Panama)                                                   (BB , Ba1)        03/15/15        7.250          391,875
        390  Republic of Venezuela, Euro-dollar Notes
              (Venezuela)#                                                (B , B2)         04/20/11        3.090          352,593
        255  Republic of Venezuela, Global Notes
              (Venezuela)                                                 (B , B2)         10/08/14        8.500          270,937
        385  United Mexican States, Global Notes (Mexico)               (BBB- , Baa2)      01/14/11        8.375          453,145
        215  United Mexican States, Global Notes (Mexico)               (BBB- , Baa2)      04/08/33        7.500          232,738
        370  United Mexican States, Series MTN,
              Global Notes (Mexico)                                     (BBB- , Baa2)      01/16/13        6.375          394,975
                                                                                                                   --------------
                                                                                                                        8,170,940
                                                                                                                   --------------
TELECOMMUNICATIONS (0.3%)
        295  Deutsche Telekom International Finance BV,
              Global Company Guaranteed Notes
              (Netherlands)#                                            (BBB+ , Baa1)      06/15/30        8.750          390,698
                                                                                                                   --------------
TOTAL FOREIGN BONDS (Cost $13,498,804)                                                                                 13,966,774
                                                                                                                   --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
UNITED STATES TREASURY OBLIGATIONS (2.0%)
 $    1,215  United States Treasury Bonds~                               (AAA , Aaa)       01/15/25        2.375   $    1,299,726
         20  United States Treasury Bonds~                               (AAA , Aaa)       02/15/31        5.375           21,633
      1,225  United States Treasury Notes~                               (AAA , Aaa)       07/15/14        2.000        1,264,468
                                                                                                                   --------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $2,555,201)                                                              2,585,827
                                                                                                                   --------------
  NUMBER
    OF
  SHARES
-----------
COMMON STOCKS (0.0%)
FOOD (0.0%)
        836  Archibald Candy Corp.*^ (Cost $71,060)                                                                             0
                                                                                                                   --------------
PREFERRED STOCK (1.2%)
FINANCIAL (0.8%)
     18,000  Fannie Mae                                                                                                 1,024,875
                                                                                                                   --------------
TELECOMMUNICATIONS (0.4%)
        350  Centaur Funding Corp., Series B, Rule 144A++                                                                 461,891
                                                                                                                   --------------
TOTAL PREFERRED STOCK (Cost $1,271,652)                                                                                 1,486,766
                                                                                                                   --------------
WARRANTS (0.0%)
BUILDING MATERIALS (0.0%)
        240  Dayton Superior Corp., Rule 144A, $0.01, expires 06/15/09*++                                                       2
                                                                                                                   --------------
TELECOMMUNICATIONS (0.0%)
        130  GT Group Telecom, Inc., Rule 144A, strike $0.00, expires 02/01/10*++                                               0
         50  IWO Holdings, Inc., Rule 144A, strike $7.00, expires 01/15/11*++                                                  75
                                                                                                                   --------------
                                                                                                                               75
                                                                                                                   --------------
TOTAL WARRANTS (Cost $21,326)                                                                                                  77
                                                                                                                   --------------
SHORT-TERM INVESTMENTS (9.1%)
  8,707,923  State Street, Navigator Prime Fund~~                                                                       8,707,923

    PAR
   (000)
-----------
 $      569  State Street Bank and Trust Co. Euro Time Deposit                             01/03/05        1.400          569,000
      2,260  United States Treasury Bills++ ++++++++                                       01/20/05        1.870        2,257,871
                                                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $11,534,794)                                                                        11,534,794
                                                                                                                   --------------
TOTAL INVESTMENTS AT VALUE (114.6%) (Cost $144,014,984)                                                               145,847,734
LIABILITIES IN EXCESS OF OTHER ASSETS (-14.6%)                                                                        (18,557,982)
                                                                                                                   --------------
NET ASSETS (100.0%)                                                                                                $  127,289,752
                                                                                                                   ==============

                 See Accompanying Notes to Financial Statements.

OPEN OPTION CONTRACTS WRITTEN

                                                                          NUMBER OF       EXERCISE    EXPIRATION
NAME OF ISSUER                                                            CONTRACTS        PRICE         DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Call Option                                                          74          $     1.70    1/22/2005   $       12,580
S&P 500 Put Option                                                           62                0.90    1/22/2005            5,580
                                                                                                                   --------------
                                                                                                                   $       18,160
                                                                                                                   ==============

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

# Variable rate obligations -- The interest rate shown is the rate as of December 31, 2004.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to a value of $7,012,926 or 5.51% of net assets.

++++   Collateral segregated for futures contracts.

++++++ A portion of the security is pledged as collateral for Options Written.

**     Bond is currently in default.

*      Non-income producing security.

~      Security or portion thereof is out on loan.

~~ Represents security purchased with cash collateral received for securities on loan.

^^     Collateral segregated for TBA securities.

^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

(1)    Par value of security held is less than $1,000.

                            INVESTMENT ABBREVIATIONS
                             TBA = To Be Announced
                              NR = Not Rated

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
December 31, 2004

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
CORPORATE BONDS (84.9%)
AEROSPACE (1.2%)
 $      100  BE Aerospace, Inc., Series B, Senior
              Subordinated Notes
              (Callable 03/01/05 @ $100.00)~                             (B- , Caa3)       03/01/08        8.000   $      100,625
        100  DRS Technologies, Inc., Global Senior
              Subordinated Notes
              (Callable 11/01/08 @ $103.44)                               (B , B2)         11/01/13        6.875          105,000
        100  L-3 Communications Corp., Global Company
              Guaranteed Notes
              (Callable 07/15/08 @ $103.06)                              (BB- , Ba3)       07/15/13        6.125          103,750
        100  Standard Aero Holdings, Inc., Rule 144A,
              Senior Subordinated Notes
              (Callable 09/01/09 @ $104.13)++                            (B- , Caa1)       09/01/14        8.250          108,500
                                                                                                                   --------------
                                                                                                                          417,875
                                                                                                                   --------------
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (3.8%)
        250  Collins & Aikman Products Corp., Rule 144A,
             Senior Subordinated Notes++~                                 (B- , B3)        08/15/12       12.875          217,187
        100  Cummins, Inc., Global Senior Notes
             (Callable 12/01/06 @ $104.75)~ #                            (BB+ , Ba2)       12/01/10        9.500          114,000
        150  Dura Operating Corp., Series D, Company
              Guaranteed Notes
              (Callable 05/01/05 @ $103.00)~                              (B- , B2)        05/01/09        9.000          149,250
        100  Holley Performance Products, Series B,
              Company Guaranteed Notes
              (Callable 09/15/05 @ $102.04)                             (CCC- , Caa3)      09/15/07       12.250           78,500
        150  Keystone Automotive Operations, Global
              Senior Subordinated Notes
              (Callable 11/01/08 @ $104.88)                               (B- , B3)        11/01/13        9.750          161,250
        450  Motor Coach Industries International, Inc.,
              Company Guaranteed Notes
              (Callable 05/01/05 @ $103.75)                              (CCC , Ca)        05/01/09       11.250          258,750
        150  Stanadyne Corp., Rule 144A, Senior
              Subordinated Notes
              (Callable 08/15/09 @ $105.00)++                            (B- , Caa1)       08/15/14       10.000          162,750
        100  Tenneco Automotive, Inc., Rule 144A,
              Senior Subordinated Notes
              (Callable 11/15/09 @ $104.31)++                             (B- , B3)        11/15/14        8.625          104,500
         65  TRW Automotive, Inc., Global Senior
              Subordinated Notes
              (Callable 02/15/08 @ $105.50)~                             (BB- , B1)        02/15/13       11.000           78,650
                                                                                                                   --------------
                                                                                                                        1,324,837
                                                                                                                   --------------
BROADCAST/OUTDOOR (1.8%)
        100  Entravision Communications Corp., Global
              Company Guaranteed Notes
              (Callable 03/15/06 @ $104.06)                               (B- , B3)        03/15/09        8.125          107,250

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
CORPORATE BONDS
BROADCAST/OUTDOOR
 $      125  Gray Television, Inc., Global Company
              Guaranteed Notes
              (Callable (12/15/06 @ $104.62)                              (B- , B2)        12/15/11        9.250   $      140,625
        100  Paxson Communications Corp., Global
              Company Guaranteed Notes
              (Callable 01/15/06 @ $106.12)##                           (CCC , Caa1)       01/15/09        0.000           94,000
        100  Radio One, Inc., Series B, Global Company
              Guaranteed Notes
              (Callable 07/01/06 @ $104.44)~                              (B- , B2)        07/01/11        8.875          109,375
        100  Sinclair Broadcast Group, Inc., Global
              Company Guaranteed Notes                                    (B , B2)         12/15/11        8.750          109,375
         75  Susquehanna Media Co., Global Senior
              Subordinated Notes
              (Callable 04/15/08 @ $103.69)                               (B , B1)         04/15/13        7.375           80,625
                                                                                                                   --------------
                                                                                                                          641,250
                                                                                                                   --------------
BUILDING PRODUCTS (1.9%)
        100  Associated Materials, Inc., Global Company
              Guaranteed Notes
              (Callable 04/15/07 @ $104.88)                               (B- , B3)        04/15/12        9.750          112,250
        100  Building Materials Corp., Company
              Guaranteed Notes                                            (B+ , B2)        12/01/08        8.000          103,500
        100  Dayton Superior Corp., Company Guaranteed
              Notes (Callable 06/15/07 @ $102.17)~                      (CCC , Caa2)       06/15/09       13.000          104,500
        100  Ply Gem Industries, Inc., Global Senior
              Subordinated Notes
              (Callable 02/15/08 @ $104.50)~                              (B- , B3)        02/15/12        9.000          102,000
        150  Ply Gem Industries, Inc., Rule 144A, Senior
              Subordinated Notes
              (Callable 02/15/08 @ $104.50)++                             (B- , B3)        02/15/12        9.000          153,000
        100  RMCC Acquisition Co., Rule 144A, Senior
              Subordinated Notes
              (Callable 11/01/08 @ $104.75)++~                          (CCC+ , Caa1)      11/01/12        9.500          100,250
                                                                                                                   --------------
                                                                                                                          675,500
                                                                                                                   --------------
CABLE (7.2%)
        250  Adelphia Communications Corp., Series B,
              Senior Notes**                                              (NR , NR)        12/31/49       10.500          247,500
        600  Cablevision Systems Corp., Rule 144A,
              Senior Notes++                                              (B+ , B3)        04/15/12        8.000          643,500
        250  Century Communications Corp., Senior
              Discount Notes**                                            (NR , NR)        12/31/49        0.000          266,250
        200  Charter Communications Holdings LLC,
              Senior Discount Notes
              (Callable 04/01/05 @ $103.31)##                            (CCC- , Ca)       04/01/11        9.920          171,500

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
CORPORATE BONDS
CABLE
 $      100  Charter Communications Holdings LLC,
              Senior Notes (Callable 01/15/05 @ $105.12)##               (CCC- , Ca)       01/15/10       10.250   $       88,250
        150  Frontiervision Holdings LP, Senior Discount
              Notes (Callable 09/15/05 @ $100.00)0                        (NR , NR)        09/15/07       11.875          201,000
        100  Insight Communications Company, Inc.,
              Senior Discount Notes
              (Callable 02/15/06 @ $106.12)##~                           (B- , Caa2)       02/15/11        0.000           97,750
        100  Insight Midwest/Insight Capital Corp.,
              Senior Notes (Callable 10/01/05 @ $103.25)~                 (B+ , B2)        10/01/09        9.750          105,250
        100  LodgeNet Entertainment Corp., Senior
              Subordinated Debentures
              (Callable 06/15/08 $104.75)                                 (B- , B3)        06/15/13        9.500          111,000
        150  Mediacom LLC Capital Corp., Senior Notes
              (Callable 01/15/06 @ $104.75)~                              (B , B3)         01/15/13        9.500          151,312
        150  Mediacom LLC Capital Corp., Senior Notes
              (Callable 02/15/06 @ $103.94)                               (B , B3)         02/15/11        7.875          147,750
        100  Northland Cable Television, Inc., Company
              Guaranteed Notes
              (Callable 02/07/05 @ $101.71)                              (CC , Caa3)       11/15/07       10.250          100,000
        125  Olympus Communications LP, Series B,
              Senior Notes0~                                              (NR , NR)        11/15/06       10.625          165,000
                                                                                                                   --------------
                                                                                                                        2,496,062
                                                                                                                   --------------
CAPITAL GOODS (1.2%)
        100  Intermet Corp., Global Company Guaranteed
              Notes (Callable 06/15/06 @ $104.88)~**                      (NR , NR)       06/15/09        9.750           49,500
        105  JII Holdings LLC, Global Secured Notes
              (Callable 01/01/05 @ $106.50)                             (CCC- , Caa2)      04/01/07       13.000           98,175
        160  Motors & Gears, Inc., Series D, Senior Notes               (CCC , Caa1)       11/15/06       10.750          157,200
        100  SPX Corp., Senior Notes
              (Callable 01/01/08 @ $103.75)                              (BB+ , Ba3)       01/01/13        7.500          109,000
                                                                                                                   --------------
                                                                                                                          413,875
                                                                                                                   --------------
CHEMICALS (5.0%)
        100  Crompton Corp., Rule 144A, Senior Notes
              (Callable 08/01/08 @ $104.94)++                             (B , B1)         08/01/12        9.875          115,000
        200  Crystal US Holdings, Rule 144A, Senior
              Discount Notes
              (Callable 10/01/09 @ $105.25)++##~                         (B- , Caa2)       10/01/14        0.000          138,000
        100  Equistar Chemicals LP/ Equistar Funding
              Corp., Global Company Guaranteed Notes                      (B+ , B2)        09/01/08       10.125          115,750
        150  HMP Equity Holdings Corp., Global Senior
              Discount Notes (Callable 05/15/05 @ $68.68)                (CCC+ , NR)       05/15/08        0.000           99,937
        100  Huntsman Company LLC, Rule 144A,
              Company Guaranteed Notes
              (Callable 07/15/08 @ $105.75)++#                           (CCC+ , B3)       07/15/12       11.750          118,750

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
CORPORATE BONDS
CHEMICALS
 $      100  IMC Global, Inc., Series B, Global Company
              Guaranteed Notes
              (Callable 06/01/06 @ $105.62)~                              (B+ , B1)        06/01/11       11.250   $      116,000
        200  Innophos, Inc., Rule 144A, Senior
              Subordinated Notes
              (Callable 08/16/09 @ $104.44)++~                            (B- , B3)        08/15/14        8.875          217,000
        150  Koppers Industry, Inc., Rule 144A, Senior
              Discount Notes
              (Callable 11/15/09 @ $104.94)++                            (B- , Caa2)       11/15/14        0.000           96,750
        100  Kraton Polymers LLC, Rule 144A,
              Senior Subordinated Notes
              (Callable 01/15/09 @ $104.06)++                            (B- , Caa1)       01/15/14        8.125          104,750
         87  Lyondell Chemical Co., Series B, Secured
              Notes (Callable 05/01/05 @ $102.47)~                        (B+ , B1)        05/01/07        9.875           91,568
        100  Nalco Co., Global Senior Subordinated Notes
              (Callable 11/15/08 @ $104.44)                              (B- , Caa1)       11/15/13        8.875          110,250
        200  Polymer Holdings LLC, Rule 144A, Senior
              Discount Notes
              (Callable 01/15/09 @ $106.00)##++                          (B- , Caa2)       07/15/14        0.000          141,500
        100  Polyone Corp., Senior Notes                                  (B+ , B3)        05/01/12        8.875          109,250
        100  Radnor Holdings Corp., Global Senior Notes
              (Callable 03/15/07 @ $105.50)                             (CCC , Caa1)       03/15/10       11.000           86,250
         65  Terra Capital, Inc., Global Secured Notes
              (Callable 06/01/07 @ $105.75)                              (B- , Caa1)       06/01/10       11.500           74,425
                                                                                                                   --------------
                                                                                                                        1,735,180
                                                                                                                   --------------
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.8%)
        100  Block Communications, Inc., Global
              Company Guaranteed Notes
              (Callable 04/15/06 @ $104.62)                               B- , B2)         04/15/09        9.250          109,500
        150  Time Warner Telecom LLC, Senior Notes
              (Callable 07/15/05 @ $101.63)~                             (CCC+ , B3)       07/15/08        9.750          152,625
                                                                                                                   --------------
                                                                                                                          262,125
                                                                                                                   --------------
CONSUMER PRODUCTS/TOBACCO (5.2%)
        150  Ames True Temper, Global Senior
              Subordinated Notes
              (Callable 07/15/08 @ $105.00)                             (CCC+ , Caa1)      07/15/12       10.000          154,500
        125  Central Garden & Pet Co., Global Company
              Guaranteed Notes
              (Callable 02/01/08 @ $104.56)                               (B+ , B2)        02/01/13        9.125          138,750
        150  Chattem, Inc., Global Senior Subordinated Notes
              (Callable 03/01/09 @ $103.50)~                              (B , B2)         03/01/14        7.000          155,250
        715  Diamond Brands Operating, Company
              Guaranteed Note
              (Callable 04/15/05 @ $101.69)**                             (NR , NR)        04/15/08       10.125           14,300

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
CORPORATE BONDS
CONSUMER PRODUCTS/TOBACCO
   $    100  DIMON, Inc., Series B, Global Company
              Guaranteed Notes
              (Callable 10/15/06 @ $104.81)                               (BB , B1)        10/15/11        9.625   $      110,000
        250  General Binding Corp., Company Guaranteed
              Notes (Callable 06/01/05 @ $101.56)                        (B- , Caa1)       06/01/08        9.375          251,250
        100  Jarden Corp., Global Company Guaranteed
              Notes (Callable 05/01/07 @ $104.88)                         (B- , B2)        05/01/12        9.750          111,500
        250  Johnsondiversey Holdings, Inc., Global Discount
              Notes (Callable 05/15/07 @ $105.34)##                       (B , B3)         05/15/13        0.000         217,500
        100  Johnsondiversey, Inc., Series B, Global
              Company Guaranteed Notes
              (Callable 05/15/07 @ $104.81)                               (B , B2)         05/15/12        9.625          112,250
        100  Playtex Products, Inc., Global Company
              Guaranteed Notes
              (Callable 06/01/06 @ $104.69)~                            (CCC+ , Caa2)      06/01/11        9.375          107,250
        150  Prestige Brands, Inc., Rule 144A, Senior
              Subordinated Notes
              (Callable 04/15/08 @ $104.63)++                           (CCC+ , Caa1)      04/15/12        9.250          160,125
        150  TriMas Corp., Global Company Guaranteed
              Notes (Callable 06/15/07 @ $104.94)                         (B , B3)         06/15/12        9.875          159,750
        151  Werner Holding Company, Inc., Series A,
              Company Guaranteed Notes
              (Callable 11/15/05 @ $100.00)                              (CCC- , B3)       11/15/07       10.000          125,667
                                                                                                                   --------------
                                                                                                                        1,818,092
                                                                                                                   --------------
CONTAINERS (2.7%)
        150  Berry Plastics Corp., Global Company
              Guaranteed Notes
              (Callable 07/15/07 @ $105.38)~                              (B- , B3)        07/15/12       10.750          172,500
        100  Constar International, Inc., Senior
              Subordinated Notes
              (Callable 12/01/07 @ $105.50)                              (B , Caa1)        12/01/12       11.000          104,250
        150  Graham Packaging Company, Inc., Rule 144A,
              Subordinated Notes
              (Callable 10/15/09 @ $104.94)++                           (CCC+ , Caa2)      10/15/14        9.875          160,875
        100  Owens-Illinois, Inc., Senior Notes                          (B , Caa1)        05/15/08        7.350          105,500
        100  Pliant Corp., Global Secured Notes
              (Callable 06/15/07 @ $105.56)##                             (B- , B3)        06/15/09        0.000           92,875
        200  Solo Cup Company, Senior Subordinated Notes
              (Callable 02/15/09 @ $104.25)                               (B- , B3)        02/15/14        8.500          209,000
        100  Tekni-Plex, Inc., Series B, Company Guaranteed
              Notes (Callable 06/15/05 @ $106.38)~                      (CCC , Caa2)       06/15/10       12.750           95,500
                                                                                                                   --------------
                                                                                                                          940,500
                                                                                                                   --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
CORPORATE BONDS
DIVERSIFIED TELECOMMUNICATIONS (0.6%)
 $      200  Qwest Corp., Rule 144A, Senior Notes++                      (BB- , Ba3)       09/01/11        7.875   $      218,000
ELECTRONICS/INFORMATION/DATA TECHNOLOGY (0.3%)
         89  Ampex Corp., Secured Notes^                                  (NR , NR)        08/15/08       12.000           88,597
ENERGY -- OTHER (3.7%)
        100  Amerigas Partners LP Eagle Finance Corp.,
              Series B, Global Senior Notes
              (Callable 05/20/06 @ $104.44)                              (BB- , B2)        05/20/11        8.875          109,500
        100  Dynegy Holdings, Inc., Senior Notes~                       (CCC+ , Caa2)      04/01/11        6.875           96,750
        100  Dynegy Holdings, Inc., Senior Notes~                       (CCC+ , Caa2)      02/15/12        8.750          105,250
        100  El Paso CGP Co., Notes~                                    (CCC+ , Caa1)      02/01/09        6.375          100,125
        100  El Paso Corp., Senior Notes~                               (CCC+ , Caa1)      05/15/11        7.000          101,625
        100  El Paso Production Holding Co., Global
              Company Guaranteed Notes
              (Callable 06/01/08 @ $103.88)                               (B- , B3)        06/01/13        7.750          105,250
        150  Giant Industries, Inc., Company Guaranteed
              Notes (Callable 05/15/09 @ $104.00)~                        (B- , B3)        05/15/14        8.000          157,500
         74  Giant Industries, Inc., Global Company
              Guaranteed Notes
              (Callable 05/15/07 @ $105.50)                               (B- , B3)        05/15/12       11.000           86,210
        150  NRG Energy, Inc., Rule 144A, Secured Notes
              (Callable 12/15/08 @ $104.00)++                             (B , B1)         12/15/13        8.000          164,250
        100  Pacific Energy Partners, Global Senior Notes
              (Callable 06/15/09 @ $103.56)                              (BB , Ba2)        06/15/14        7.125          107,000
        150  Reliant Resources, Inc., Global Secured Notes
              (Callable 07/15/08 @ $104.75)                               (B , B1)         07/15/13        9.500          171,187
                                                                                                                   --------------
                                                                                                                        1,304,647
                                                                                                                   --------------
ENVIRONMENTAL SERVICES (1.3%)
        250  Allied Waste North America, Inc., Series B,
              Global Senior Notes
              (Callable 04/15/09 @ $103.69)                              (B+ , Caa1)       04/15/14        7.375          240,625
        200  Capital Environmental Resource, Inc.,
              Rule 144A, Senior Subordinated Notes
              (Callable 04/15/09 @ $104.75)++                             (CCC , Ca)       04/15/14        9.500          200,000
                                                                                                                   --------------
                                                                                                                          440,625
                                                                                                                   --------------
FINANCE -- OTHER (1.1%)
        100  Genesis Healthcare Corp., Senior Subordinated
              Notes (Callable 10/15/08 @ $104.00)                         (B- , B3)         10/15/13       8.000          109,000
        100  Rainbow National Services LLC, Rule 144A,
              Senior Notes (Callable 09/01/08 @ $104.38)++               (CCC+ , B3)        09/01/12       8.750          110,250
        150  Ventas Realty LP, Global Company
              Guaranteed Notes                                           (BB , Ba3)        05/01/12        9.000          175,688
                                                                                                                   --------------
                                                                                                                          394,938
                                                                                                                   --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
CORPORATE BONDS
FOOD PROCESSORS/BEVERAGE/BOTTLING (3.7%)
   $    200  B&G Foods, Inc., Senior Notes
              (Callable 10/01/08 @ $104.00)~                              (B , B2)         10/01/11        8.000   $      214,000
         25  Birds Eye Foods, Inc., Company Guaranteed
              Notes (Callable 11/01/05 @ $101.98)                         (B- , B3)        11/01/08       11.875           26,156
        200  Chiquita Brands International, Inc.,
              Rule 144A, Senior Notes
              (Callable 11/01/09 @ $103.75)++                             (B , B2)         11/01/14        7.500          203,500
        100  Eagle Family Foods, Inc., Series B, Company
              Guaranteed Notes
              (Callable 01/15/05 @ $101.46)                             (CCC , Caa2)       01/15/08        8.750           77,500
        150  Land O' Lakes, Inc., Global Senior Notes
              (Callable 11/15/06 @ $104.38)~                              (B- , B3)        11/15/11        8.750          150,000
        200  National Beef Packing Company LLC, Global
              Senior Notes (Callable 08/01/07 @ $105.25)                  (B , B2)         08/01/11       10.500          211,000
        200  National Wine & Spirits, Inc., Company
              Guaranteed Notes
              (Callable 01/15/05 @ $103.38)                              (CCC+ , B3)       01/15/09       10.125          199,000
        100  Pilgrim's Pride Corp., Company Guaranteed
              Notes (Callable 09/15/06 @ $104.81)                        (BB- , B1)        09/15/11        9.625          113,000
        100  Pinnacle Foods Holdings Corp., Rule 144A,
              Senior Subordinated Notes
              (Callable 12/01/08 @ $104.12)++                             (B , B3)         12/01/13        8.250           95,750
                                                                                                                   --------------
                                                                                                                        1,289,906
                                                                                                                   --------------
GAMING (4.9%)
        100  Ameristar Casinos, Inc., Global Company
              Guaranteed Notes
              (Callable 02/15/06 @ $105.38)                               (B , B2)         02/15/09       10.750          112,000
        100  Argosy Gaming Co., Senior Subordinated
              Notes (Callable 09/01/06 @ $104.50)                        (B+ , Ba3)        09/01/11        9.000          112,000
        100  Aztar Corp., Global Senior Subordinated
              Notes (Callable 08/15/06 @ $104.50)                        (B+ , Ba3)        08/15/11        9.000          110,750
        100  Circus & Eldorado, Global First Mortgage
              Notes (Callable 03/01/07 @ $105.06)                         (B+ , B1)        03/01/12       10.125          109,250
        150  Hard Rock Hotel, Inc., Global Notes
              (Callable 06/01/08 @ $104.44)~                              (B , B3)         06/01/13        8.875          166,500
        150  Herbst Gaming, Inc., Global Senior
              Subordinated Notes
              (Callable 06/01/08 @ $104.06)                               (B- , B3)        06/01/12        8.125          161,250
        100  Inn of The Mountain Gods, Rule 144A, Senior
              Notes (Callable 11/15/07 @ $106.00)++~                      (B , B3)         11/15/10       12.000          117,500
        100  Majestic Star Casino LLC, Company
              Guaranteed Notes
              (Callable 10/15/07 @ $104.75)~                              (B , B2)         10/15/10        9.500          106,500
        200  MGM Mirage, Global Senior Notes                             (BB+ , Ba1)       09/01/12        6.750          211,500

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
CORPORATE BONDS
GAMING
 $      100  OED Corp., Global Company Guaranteed
              Notes (Callable 04/15/08 @ $104.38)                         (B , B2)         04/15/12        8.750   $       98,500
        100  Penn National Gaming, Inc., Series B, Global
              Company Guaranteed Notes
              (Callable 03/01/05 @ $105.56)                               (B , B2)         03/01/08       11.125          107,250
        100  Virgin River Casino Corp., Rule 144A,
              Secured Notes (Callable 01/15/09 @ $104.50)++               (B , B3)         01/15/12        9.000          104,500
        182  Waterford Gaming LLC, Rule 144A,
              Senior Notes (Callable 09/15/08 @ $103.55)++                (B+ , B1)        09/15/12        8.625          195,650
        300  Windsor Woodmont Black Hawk, Series B,
              First Mortgage Notes
              (Callable 02/11/05 @ $104.33)**^                            (NR , NR)        03/15/05       13.000            9,000
                                                                                                                   --------------
                                                                                                                        1,722,150
                                                                                                                   --------------
HEALTHCARE FACILITIES/SUPPLIES (3.6%)
        100  Alpharma, Inc., Rule 144A, Senior Notes
              (Callable 05/01/07 @ $104.31)++                             (B- , B3)        05/01/11        8.625          105,000
        200  Fisher Communications, Inc., Rule 144A,
              Senior Notes (Callable 09/15/09 @ $104.31)++                (B- , B2)        09/15/14        8.625          217,000
        100  Fisher Scientific International, Inc.,
              Rule 144A, Senior Subordinated Notes
              (Callable 08/15/09 @ $103.38)++                            (BB+ , Ba3)       08/15/14        6.750          107,750
        100  Medical Device Manufacturing, Inc.,
              Rule 144A, Company Guaranteed Notes
              (Callable 07/15/08 @ $105.00)++                            (B- , Caa1)       07/15/12       10.000          108,250
        150  MQ Associates, Inc., Global Senior Discount
              Notes (Callable 08/15/08 @ $109.00)+                       (B- , Caa1)       08/15/12       12.250          114,000
         50  Rotech Healthcare, Inc., Global Company
              Guaranteed Notes (Callable 04/01/07 @ $104.75)              (B+ , B2)        04/01/12        9.500           55,250
        100  Tenet Healthcare Corp., Rule 144A,
              Senior Notes++~                                             (B- , B3)        07/01/14        9.875          109,500
        100  Universal Hospital Services, Inc., Global Senior
              Notes (Callable 11/01/07 @ $105.06)                         (B- , B3)        11/01/11       10.125          104,500
        200  Vanguard Health Holding Co., Rule 144A,
              Senior Subordinated Notes
              (Callable 10/01/09 @ $104.50)++                           (CCC+ , Caa1)      10/01/14        9.000          215,000
        100  Vicar Operating, Inc., Company Guaranteed
              Notes (Callable 12/01/05 @ $104.94)                         (B , B2)         12/01/09        9.875          110,000
                                                                                                                   --------------
                                                                                                                        1,246,250
                                                                                                                   --------------
HOME BUILDERS (0.6%)
        100  Beazer Homes USA, Inc., Global Company
              Guaranteed Notes (Callable 04/15/07 @ $104.19)             (BB , Ba1)        04/15/12        8.375          110,500
        100  William Lyon Homes, Inc., Rule 144A,
              Senior Notes (Callable 12/15/08 @ $103.81)++                (B , B2)         12/15/12        7.625           98,125
                                                                                                                   --------------
                                                                                                                          208,625
                                                                                                                   --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
CORPORATE BONDS
INDUSTRIAL -- OTHER (2.0%)

 $      200  Coleman Cable, Inc., Rule 144A, Senior
              Notes (Callable 10/01/08 @ $104.94)++                       (B- , B3)        10/01/12        9.875   $      213,500
        150  Great Lakes Dredge & Dock Corp., Global
              Senior Subordinated Notes
              (Callable 12/15/08 @ $103.88)~                            (CCC , Caa2)       12/15/13        7.750          137,250
        100  Hawk Corp., Rule 144A, Senior Notes
              (Callable 11/01/09 @ $104.38)++                             (B , B2)         11/01/14        8.750          103,000
        150  True Temper Sports, Inc., Global Company
              Guaranteed Notes
              (Callable 03/15/08 @ $104.19)                             (CCC+ , Caa1)      09/15/11        8.375          140,250
        100  Wolverine Tube, Inc., Global Company
              Guaranteed Notes (Callable 04/01/06 @ $105.25)              (B+ , B3)        04/01/09       10.500          109,500
                                                                                                                   --------------
                                                                                                                          703,500
                                                                                                                   --------------
LEISURE (4.0%)
        100  Affinity Group, Inc., Global Senior Subordinated
              Notes (Callable 02/15/08 @ $104.50)                         (B- , B3)        02/15/12        9.000          108,750
         72  AMC Entertainment, Inc., Senior Subordinated
              Notes (Callable 02/01/05 @ $103.17)                        (CCC+ , B3)       02/01/11        9.500           74,790
        300  Bally Total Fitness Holding Corp., Global
              Senior Notes (Callable 07/15/07 @ $105.25)                 (CCC+ , B3)       07/15/11       10.500          303,750
        200  Booth Creek Ski Holdings, Inc., Series B,
              Company Guaranteed Notes
              (Callable 03/15/05 @ $100.00)                             (CCC+ , Caa1)      03/15/07       12.500          202,500
        100  Cinemark USA, Inc., Global Senior
              Subordinated Notes
              (Callable 02/01/08 @ $104.50)                               (B- , B3)        02/01/13        9.000          114,625
        200  K2, Inc., Rule 144A, Senior Notes
              (Callable 07/01/09 @ $103.69)++                            (BB , Ba3)        07/01/14        7.375          220,000
        100  Riddell Bell Holdings, Inc., Rule 144A,
              Senior Subordinated Notes
              (Callable 10/01/08 @ $104.19)++                             (B- , B3)        10/01/12        8.375          104,000
        150  Six Flags, Inc., Rule 144A, Global Senior
              Notes (Callable 06/01/09 @ $104.81)++~                    (CCC , Caa1)       06/01/14        9.625          151,500
        100  Speedway Motorsports, Inc., Global
              Senior Subordinated Notes
              (Callable 06/01/08 @ $103.38)                              (B+ , Ba2)        06/01/13        6.750          105,750
                                                                                                                   --------------
                                                                                                                        1,385,665
                                                                                                                   --------------
METALS & MINING (1.5%)
        100  AK Steel Corp., Global Company Guaranteed Notes
              (Callable 06/15/07 @ $103.88)~                              (B+ , B3)        06/15/12        7.750          103,500
        100  Earle M. Jorgensen Co., Global Secured Notes
              (Callable 06/01/07 @ $104.88)~                              (B- , B2)        06/01/12        9.750          113,000
        100  Imco Recycling Escrow, Inc., Rule 144A, Senior
              Notes (Callable 11/15/09 @ $104.50)++                       (B- , B3)        11/15/14        9.000          104,500

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
CORPORATE BONDS
METALS & MINING
 $      100  Metallurg, Inc., Series B, Company Guaranteed
              Notes (Callable 12/01/05 @ $100.00)                         (NR , Ca)        12/01/07       11.000   $       87,500
        100  UCAR Finance, Inc., Global Company
              Guaranteed Notes (Callable 02/15/07 @ $105.12)              (B , B2)         02/15/12       10.250          114,750
                                                                                                                   --------------
                                                                                                                          523,250
                                                                                                                   --------------
OIL EQUIPMENT (0.5%)
         48  Parker Drilling Co., Series B, Company Guaranteed
              Notes (Callable 11/15/05 @ $103.38)~                        (B- , B2)        11/15/09       10.125           50,460
        100  Pride International, Inc., Global Senior Notes
              (Callabe 07/15/09 @ $103.69)                               (BB- , Ba2)       07/15/14        7.375          109,750
                                                                                                                   --------------
                                                                                                                          160,210
                                                                                                                   --------------
PAPER & FOREST PRODUCTS (0.9%)
        100  Caraustar Industries, Inc., Global Company
              Guaranteed Notes (Callable 04/01/06 @ $105.25)~            (B , Caa1)        04/01/11        9.875          109,000
        200  Newark Group, Inc., Global Senior Subordinated
              Notes (Callable 03/15/09 @ $104.88)                        (B- , Caa1)       03/15/14        9.750          214,000
                                                                                                                   --------------
                                                                                                                          323,000
                                                                                                                   --------------
PHARMACEUTICALS (0.2%)
         82  Biovail Corp., Yankee Senior Subordinated
               Notes (Callable 04/01/06 @ $103.94)~                      (BB- , B2)        04/01/10        7.875           85,280
PUBLISHING (2.2%)
        100  Dex Media, Inc., Global Notes
              (Callable 11/15/08 @ $104.00)                               (B , B3)         11/15/13        8.000          108,750
        100  Haights Cross Operating Co., Rule 144A,
              Senior Notes (Callable 08/15/08 @ $105.88)++              (CCC , Caa1)       08/15/11       11.750          113,500
        300  Liberty Group Publishing, Inc., Debentures
              (Callable 02/01/05 @ $101.94)##                           (CCC+ , Caa2)      02/01/09       11.625          304,875
        150  Morris Publishing Group LLC, Global Company
              Guaranteed Notes (Callable 08/01/08 @ $103.50)            (B+ , Ba3)         08/01/13        7.000          153,750
        100  Phoenix Color Corp., Company Guaranteed
              Notes (Callable 02/01/05 @ $103.46)                       (CCC+ , Caa2)      02/01/09       10.375           87,625
        500  Premier Graphics, Inc., Company Guaranteed
              Notes (Callable 02/07/05 @ $100.00)**^                      (NR , NR)        12/01/49       11.500                0
                                                                                                                   --------------
                                                                                                                          768,500
                                                                                                                   --------------
RESTAURANTS (0.7%)
        215  AmeriKing, Inc., Senior Notes**                              (NR , NR)        11/15/07       10.750                0
        229  AmeriKing, Inc., Senior Notes**                              (NR , NR)        05/15/08       13.000                0
        150  Friendly Ice Cream Corp., Global Senior Notes
              (Callable 06/15/08 @ $104.19)~                              (B- , B2)        06/15/12        8.375          147,938
        100  Sbarro, Inc., Company Guaranteed Notes
              (Callable 09/15/05 @ $103.67)~                            (CCC , Caa2)       09/15/09       11.000          101,500
                                                                                                                   --------------
                                                                                                                          249,438
                                                                                                                   --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
CORPORATE BONDS
RETAIL-- FOOD & DRUG (1.9%)
 $      200  Duane Reade, Inc., Rule 144A, Senior
              Subordinated Notes
              (Callable 08/01/08 @ $104.88)++~                           (CCC+ , B3)       08/01/11        9.750   $      183,000
        100  Great Atlantic & Pacific Tea Company, Inc., Notes           (B- , Caa1)       04/15/07        7.750           99,500
        100  Jean Coutu Group (PJC), Inc., Rule 144A,
              Senior Subordinated Notes
              (Callable 8/01/09 @ $104.25)++~                             (B , B3)         08/01/14        8.500          103,000
         95  Nutritional Sourcing Corp., Notes
              (Callable 06/05/05 @ $101.00)                               (NR , NR)        08/01/09       10.125           66,772
        100  Rite Aid Corp., Global Secured Notes
              (Callable 05/01/07 @ $104.06)~                              (B+ , B2)        05/01/10        8.125          106,250
        100  Roundy's, Inc., Series B, Global Company
              Guaranteed Notes (Callable 06/15/07 @ $104.44)              (B , B2)         06/15/12        8.875          109,750
                                                                                                                   --------------
                                                                                                                          668,272
                                                                                                                   --------------
RETAIL STORES (3.3%)
        100  AutoNation, Inc., Global Company
              Guaranteed Notes                                          (BBB- , Ba2)       08/01/08        9.000          114,750
        100  Finlay Fine Jewelry Corp., Global
              Senior Notes (Callable 06/01/08 @ $104.19)~                 (B+ , B1)        06/01/12        8.375          108,500
        370  Flooring America, Inc., Series B, Company
              Guaranteed Notes (Callable 10/15/05 @ $100.00)**^           (NR , NR)        10/15/07        9.250                0
        100  Jafra Cosmetics/Distribution, Global Company
              Guaranteed Notes (Callable 05/15/07 @ $105.38)              (B- , B3)        05/15/11       10.750          113,500
        150  Leslie's Poolmart, Series B, Senior Notes
              (Callable 07/15/05 @ $102.59)                               (NR , B2)        07/15/08       10.375          159,937
        100  Michaels Stores, Inc., Senior Notes
              (Callable 07/01/05 @ $104.62)                              (BB+ , Ba1)       07/01/09        9.250          107,657
        100  Pep Boys - Manny, Moe & Jack, Senior
              Subordinated Notes
              (Callable 12/15/09 @ $103.75)~                              (B , B3)         12/15/14        7.500          101,875
        125  Pep Boys - Manny, Moe & Jack,
              Series MTNB, Notes                                         (BB- , B2)        07/07/06        6.920          130,000
        200  Southern States Cooperative, Inc., Rule 144A,
              Senior Notes (Callable 11/01/07 @ $108.00)++                (B , B3)         11/01/10       10.500          206,000
        100  United Auto Group, Inc., Global Company
              Guaranteed Notes (Callable 03/15/07 @ $104.81)              (B , B3)         03/15/12        9.625          111,000
                                                                                                                   --------------
                                                                                                                        1,153,219
                                                                                                                   --------------
SATELLITE (0.8%)
        100  EchoStar DBS Corp., Rule 144A, Company
              Guaranteed Notes++                                         (BB- , Ba3)       10/01/14        6.625          101,750
        150  Panamsat Corp., Rule 144A, Company
              Guaranteed Notes (Callable 08/15/09 @ $104.50)++            (B+ , B2)        08/15/14        9.000          168,188
                                                                                                                   --------------
                                                                                                                          269,938
                                                                                                                   --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
CORPORATE BONDS
SECONDARY OIL & GAS PRODUCERS (2.1%)
 $      116  Chesapeake Energy Corp., Senior Notes
              (Callable 01/15/09 @ $103.44)~                             (BB- , Ba3)       01/15/16        6.875   $      122,090
         65  Magnum Hunter Resources, Inc., Global
              Company Guaranteed Notes
              (Callable 03/15/07 @ $104.80)                               (B+ , B2)        03/15/12        9.600           74,100
        100  Newfield Exploration Co., Rule 144A,
              Senior Subordinated Notes
              (Callable 09/01/09 @ $103.31)++                            (BB- , Ba3)       09/01/14        6.625          106,250
        100  Plains Exploration & Production Co.,
              Series B, Global Senior Subordinated
              Notes (Callable 07/01/07 @ $104.38)                        (B+ , Ba3)        07/01/12        8.750          112,250
        100  Swift Energy Co., Senior Subordinated Notes
              (Callable 05/01/07 @ $104.69)                               (B , B2)         05/01/12        9.375          112,500
        100  Vintage Petroleum, Inc., Global Senior
              Subordinated Notes
              (Callable 05/15/06 @ $103.94)~                              (B , B1)         05/15/11        7.875          107,000
        100  Whiting Petroleum Corp., Global Senior
              Subordinated Notes
              (Callable 05/01/08 @ $103.63)                               (B- , B2)        05/01/12        7.250          105,000
                                                                                                                   --------------
                                                                                                                          739,190
                                                                                                                   --------------
SERVICES (3.2%)
        100  Alderwoods Group, Inc., Rule 144A, Senior
              Notes (Callable 09/15/08 @ $103.88)++                       (B , B2)         09/15/12        7.750          108,500
        250  Ameriserve Finance Trust, Rule 144A,
              Secured Notes (Callable 09/15/05 @ $100.00)**++             (NR , NR)        09/15/06       12.000           13,125
        100  IESI Corp., Global Company Guaranteed Notes
              (Callable 06/15/07 @ $105.12)                               (B- , B3)        06/15/12       10.250          117,500
        100  Iron Mountain, Inc., Company Guaranteed Notes
              (Callable 01/15/08 @ $103.88)                               (B , B3)         01/15/15        7.750          102,000
        100  La Petite Academy, Inc., Series B, Company
              Guaranteed Notes (Callable 05/15/05 @ $101.67)              (CC , Ca)        05/15/08       10.000           89,500
        100  LNR Property Corp., Series A, Global Senior
              Subordinated Notes (Callable 10/15/08 @ $103.62)           (B+ , Ba3)        10/15/13        7.250          113,125
        100  Morton's Restaurant Group, Inc., Global Secured
              Notes (Callable 07/01/07 @ $105.30)~                        (B- , B2)        07/01/10        7.500           98,000
        175  Muzak LLC/Muzak Finance, Global Senior Notes
              (Callable 02/15/06 @ $105.00)                             (CCC- , Caa1)      02/15/09       10.000          163,844
        100  NationsRent, Inc., Global Secured Notes
              (Callable 10/15/07 @ $104.75)                              (BB- , B2)        10/15/10        9.500          112,500
        100  United Rentals North America, Inc., Global
              Senior Subordinated Notes
              (Callable 11/15/08 @ $103.88)~                              (B+ , B2)        11/15/13        7.750           98,500
        100  Xerox Corp., Senior Notes                                   (B+ , Ba2)        08/15/11        6.875          107,000
                                                                                                                   --------------
                                                                                                                        1,123,594
                                                                                                                   --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
CORPORATE BONDS
TECHNOLOGY (1.4%)
 $       50  Advanced Micro Devices, Inc., Rule 144A,
              Senior Notes (Callable 11/01/08 @ $103.88)++                (B- , B3)        11/01/12        7.750   $       52,313
        100  Lucent Technologies, Inc., Notes~                            (B , B2)         07/15/06        7.250          105,000
        100  Lucent Technologies, Inc., Notes~                            (B , B2)         11/15/08        5.500          103,250
        100  Seagate Technology HDD Holdings, Global
              Company Guaranteed Notes
              (Callable 05/15/06 @ $104.00)~                             (BB+ , Ba2)       05/15/09        8.000          108,500
        100  Solectron Corp., Senior Notes
              (Callable 02/15/06 @ $104.81)~                              (B+ , B1)        02/15/09        9.625          110,500
                                                                                                                   --------------
                                                                                                                          479,563
                                                                                                                   --------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.9%)
        100  BGF Industries, Inc., Series B, Senior
              Subordinated Notes
              (Callable 01/15/05 @ $103.50)                              (CCC- , Ca)       01/15/09       10.250           97,250
        100  Levi Strauss & Co., Global Senior Notes
              (Callable 12/15/07 @ $106.12)~                             (CCC , Ca)        12/15/12       12.250          111,750
        100  Propex Fabrics, Inc., Rule 144A, Senior
              Notes (Callable 12/01/08 @ $105.00)++                      (B- , Caa1)       12/01/12       10.000          104,250
                                                                                                                   --------------
                                                                                                                          313,250
                                                                                                                   --------------
TOWER (1.0%)
        100  American Tower Corp., Rule 144A, Senior
              Notes (Callable 10/15/08 @ $103.56)++                      (CCC , B3)        10/15/12        7.125          102,750
        100  Crown Castle International Corp., Series B,
              Global Senior Notes
              (Callable 12/01/08 @ $103.75)~                             (CCC , B3)        12/01/13        7.500          108,000
        150  SBA Telecommunications, Inc., Global
              Senior Discount Notes
              (Callable 12/15/07 @ $104.88)##                           (CCC- , Caa1)      12/15/11        0.000          127,125
                                                                                                                   --------------
                                                                                                                          337,875
                                                                                                                   --------------
TRANSPORTATION/OTHER (0.3%)
        100  Overseas Shipholding Group, Inc., Global
              Senior Notes (Callable 03/15/08 @ $104.12)                 (BB+ , Ba1)       03/15/13        8.250          111,750
                                                                                                                   --------------
UTILITIES (3.9%)
         48  AES Corp., Senior Notes                                      (B- , B2)        06/01/09        9.500           54,840
         50  Allegheny Energy Supply Company LLC,
              Global Notes~                                               (B- , B3)        03/15/11        7.800           54,750
        200  Aquila, Inc., Senior Notes~                                  (B- , B2)        11/15/09        7.625          210,000
        200  Calpine Corp., Rule 144A, Secured Notes
              (Callable 07/15/07 @ $104.25)++~                            (B , NR)         07/15/10        8.500          172,500
        100  Calpine Corp., Senior Notes~                               (CCC+ , Caa1)      04/15/09        7.750           77,000
        100  CMS Energy Corp., Senior Notes                               (B+ , B3)        01/15/09        7.500          107,000
        100  Edison Mission Energy, Senior Notes                          (B , B1)         06/15/09        7.730          108,000
        100  Mirant Americas Generation LLC, Senior Notes**               (NR , NR)        05/01/06        7.625          108,000
        100  Mirant Corp., Rule 144A, Senior Notes++**~                   (NR , NR)        07/15/49        7.400           74,000

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
CORPORATE BONDS
UTILITIES
 $       50  Nevada Power Co., Series E, Global Notes
              (Callable 10/15/06 @ $105.44)                              (NR , Ba2)        10/15/09       10.875   $       58,000
        100  Sierra Pacific Resources, Global Senior Notes
              (Callable 03/15/09 @ $104.31)~                              (B- , B2)        03/15/14        8.625          113,500
        200  TNP Enterprises, Inc., Senior Subordinated
              Notes (Callable 04/01/05 @ $105.12)                        (BB- , B2)        04/01/10       10.250          214,500
                                                                                                                   --------------
                                                                                                                        1,352,090
                                                                                                                   --------------
WIRELESS (3.5%)
         50  AirGate PCS, Inc., Rule 144A, Secured Notes
              (Callable 01/01/06 @ $104.69)++                           (CCC- , Caa1)      09/01/09        9.375           54,125
        107  AirGate PCS, Inc., Secured Notes
              (Callable 01/01/06 @ $104.69)                             (CCC- , Caa1)      09/01/09        9.375          115,394
        100  Alamosa Delaware, Inc., Global Senior Notes
              (Callable 01/31/08 @ $104.25)                             (CCC , Caa1)       01/31/12        8.500          109,750
        200  American Cellular Corp., Series B, Global Senior
              Notes (Callable 08/01/07 @ $105.00)                        (B- , Caa1)       08/01/11       10.000          172,500
        100  Centennial Cellular Corp., Senior Subordinated
              Notes (Callable 12/15/05 @ $101.79)~                      (CCC , Caa3)       12/15/08       10.750          104,250
        100  Centennial Communications Corp., Global Senior
              Notes (Callable 02/01/09 @ $104.06)                       (CCC , Caa1)       02/01/14        8.125          103,250
        100  iPCS, Inc., Rule 144A, Senior Notes
              (Callable 05/01/08 @ $105.75)++                            (CCC , B3)        05/01/12       11.500          114,000
        100  Nextel Communications, Inc., Senior Notes
              (Callable 03/15/09 @ $102.98)                              (BB , Ba3)        03/15/14        5.950          104,000
        150  Nextel Partners, Inc., Global Senior Notes
              (Callable 07/01/07 @ $104.06)                              (B- , Caa1)       07/01/11        8.125          167,250
        200  Triton PCS, Inc., Global Company Guaranteed
              Notes (Callable 11/15/06 @ $104.38)~                       (CCC , B3)        11/15/11        8.750          159,000
                                                                                                                   --------------
                                                                                                                        1,203,519
                                                                                                                   --------------
TOTAL CORPORATE BONDS (Cost $29,160,770)                                                                               29,590,137
                                                                                                                   --------------
FOREIGN BONDS (7.0%)
BUILDING PRODUCTS (0.5%)
        100  Maax Holdings, Inc., Rule 144A, Senior
              Discount Notes (Callable 12/15/08 @ $105.63)
              (Canada)++                                                (CCC+ , Caa1)      12/15/12        0.000           63,250
        100  Maax Holdings, Inc., Rule 144A, Senior
              Subordinated Notes
              (Callable 06/15/08 @ $104.88) (Canada)++                    (B- , B3)        06/15/12        9.750          106,250
                                                                                                                   --------------
                                                                                                                          169,500
                                                                                                                   --------------
CABLE (0.5%)
        150  Kabel Deutschland GMBH, Rule 144A, Senior
              Notes (Callable 07/01/09 @ $105.31) (Germany)++             (B , B2)         07/01/14       10.625          173,250
                                                                                                                   --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
FOREIGN BONDS
CHEMICALS (1.1%)
 $      100  Acetex Corp., Global Senior Notes
              (Callable 08/01/05 @ $105.44) (Canada)                      (B+ , B2)        08/01/09       10.875   $      109,250
        150  BCP Caylux Holdings Luxembourg SCA,
              Rule 144A, Senior Subordinated Notes
              (Callable 06/15/09 @ $104.81) (Luxembourg)++                (B- , B3)        06/15/14        9.625          169,875
        100  Rhodia SA, Rule 144A, Global Senior
              Notes (France)++~                                          (CCC+ , B3)       06/01/10       10.250          113,000
                                                                                                                   --------------
                                                                                                                          392,125
                                                                                                                   --------------
CONTAINERS (0.3%)
        100  Crown European Holdings SA, Global Secured
              Notes (Callable 03/01/08 @ $105.44) (France)                (B , B2)         03/01/13       10.875          118,750
                                                                                                                   --------------
ENERGY -- OTHER (0.6%)
        200  Harvest Operations Corp., Rule 144A, Senior
              Notes (Callable 10/15/08 @ $103.94) (Canada)++              (B- , B3)        10/15/11        7.875          202,500
                                                                                                                   --------------
GAMING (0.3%)
        100  Kerzner International, Ltd., Global Company
              Guaranteed Notes (Callable 08/15/06 @ $104.44)
              (Bahamas)                                                   (B , B2)         08/15/11        8.875          109,750
                                                                                                                   --------------
INDUSTRIAL - OTHER (0.0%)
        504  International Utility Structures, Inc.,
              Subordinated Notes (Callable 02/01/05 @ $102.17)
              (Canada)**                                                  (NR , NR)        02/01/08       13.000            2,520
                                                                                                                   --------------
LEISURE (0.5%)
        150  Intrawest Corp., Rule 144A, Senior Notes
              (Callable 10/15/08 @ $103.75) (Canada)++                    (B+ , B1)        10/15/13        7.500          160,312
                                                                                                                   --------------
METALS & MINING (0.4%)
         97  Ispat Inland ULC, Global Secured Notes
              (Callable 04/01/09 @ $104.88) (Canada)                     (BBB , B3)        04/01/14        9.750          120,280
                                                                                                                   --------------
OIL & GAS (0.2%)
         65  Paramount Resources, Ltd., Yankee Senior
              Notes (Callable 07/15/09 @ $104.44) (Canada)                (B , B3)         07/15/14        8.875           78,975
                                                                                                                   --------------
PAPER & FOREST PRODUCTS (0.9%)
        100  Abitibi-Consolidated, Inc., Global
              Notes (Canada)~                                            (BB- , Ba3)       06/15/11        7.750          105,500
        100  Stone Container Finance Corp., Global Company
              Guaranteed Notes (Callable 07/15/09 @ $103.69)
              (Canada)                                                    (B , B2)         07/15/14        7.375          107,000
        100  Tembec Industries, Inc., Global Company
              Guaranteed Notes (Canada)                                   (B , B2)         03/15/12        7.750           97,250
                                                                                                                   --------------
                                                                                                                          309,750
                                                                                                                   --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                   RATINGS+
   (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
-----------                                                            ---------------   ----------   ----------   --------------
FOREIGN BONDS
PHARMACEUTICALS (0.3%)
 $      100  Elan Finance PLC, Rule 144A, Senior Notes
              (Callable 11/15/08 @ $103.88) (Ireland)++                   (B , B3)         11/15/11        7.750   $      107,000
                                                                                                                   --------------
PUBLISHING (0.3%)
        100  Advertising Directory Solution, Rule 144A,
              Senior Notes (Callable 11/15/05 @ $103.00)
              (Canada)++~                                                (B- , Caa1)       11/15/12        9.250          105,500
                                                                                                                   --------------
SECONDARY OIL & GAS PRODUCERS (0.3%)
        100  Compton Petroleum Corp., Global Senior Notes
              (Callable 05/15/06 @ $104.95) (Canada)                      (B , B2)         05/15/09        9.900          111,000
                                                                                                                   --------------
TRANSPORTATION/OTHER (0.5%)
        150  Ship Finance International, Ltd., Global Senior
              Notes (Callable 12/15/08 @ $104.25) (Bermuda)               (B , B1)         12/15/13        8.500          155,250
                                                                                                                   --------------
WIRELESS (0.3%)
        100  Rogers Wireless Communications, Inc.,
              Rule 144A, Secured Notes (Canada)++~                       (BB , Ba3)        12/15/12        7.250          106,500
                                                                                                                   --------------
TOTAL FOREIGN BONDS (Cost $2,723,052)                                                                                   2,422,962
                                                                                                                   --------------

 NUMBER OF
  SHARES
 ----------
COMMON STOCKS (1.0%)
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (0.0%)
    413,097  Cambridge Industries Liquidating Trust*^                                                                       4,131
                                                                                                                   --------------
FOOD PROCESSORS/BEVERAGE/BOTTLING (0.3%)
         70  Crunch Equity Holding LLC, Class A                                                                            94,886
                                                                                                                   --------------
RETAIL-FOOD & DRUG (0.0%)
        682  Archibald Candy Corp.*^                                                                                            0
                                                                                                                   --------------
RETAIL STORES (0.1%)
      8,710  Safelite Glass Corp., Class B*^                                                                               43,550
        588  Safelite Realty Corp.*^                                                                                        5,880
                                                                                                                   --------------
                                                                                                                           49,430
                                                                                                                   --------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.0%)
      2,800  Worldtex, Inc*^                                                                                                    0
                                                                                                                   --------------
WIRELESS (0.6%)
      4,405  AirGate PCS, Inc.*~                                                                                          156,818
     19,309  Dobson Communications Corp., Class A*                                                                         33,212
                                                                                                                   --------------
                                                                                                                          190,030
                                                                                                                   --------------
TOTAL COMMON STOCKS (Cost $759,201)                                                                                       338,477
                                                                                                                   --------------

                 See Accompanying Notes to Financial Statements.

 NUMBER OF
  SHARES                                                                                                               VALUE
 ----------                                                                                                        --------------
PREFERRED STOCKS (0.9%)
BROADCAST/OUTDOOR (0.6%)
      2,999  Paxson Communications Corp.*~                                                                         $      221,176
                                                                                                                   --------------
CABLE (0.0%)
     11,890  DIVA Systems Corp., Series C*^                                                                                     0
                                                                                                                   --------------
GAMING (0.0%)
      1,077  Peninsula Gaming LLC*                                                                                          6,462
                                                                                                                   --------------
RESTAURANTS (0.0%)
     10,084  AmeriKing, Inc.*^                                                                                                  0
                                                                                                                   --------------
SERVICES (0.0%)
     14,036  Source Media, Inc.*                                                                                                0
                                                                                                                   --------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.0%)
        857  Worldtex, Inc*^                                                                                                    0
                                                                                                                   --------------
WIRELESS (0.3%)
        300  Dobson Communications Corp., Rule 144A*++                                                                     19,538
        880  Rural Cellular Corp., Series B*                                                                               68,420
                                                                                                                   --------------
                                                                                                                           87,958
                                                                                                                   --------------
TOTAL PREFERRED STOCKS (Cost $1,034,756)                                                                                  315,596
                                                                                                                   --------------
WARRANTS (0.0%)
CABLE (0.0%)
      7,581  DIVA Systems Corp., Rule 144A, strike $0.01 expires March 2008*++^                                                 7
                                                                                                                   --------------
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.0%)
      2,960  Loral Space & Communications, Ltd., strike $2.37 expires December 2006*                                           30
                                                                                                                   --------------
RESTAURANTS (0.0%)
        176  New World Restaurant Group, Inc., strike $13.00 expires June 2006*                                                 2
                                                                                                                   --------------
RETAIL STORES (0.0%)
     21,345  Safelite Glass Corp., Class A, strike $6.50 expires January 2010*^                                               214
     14,230  Safelite Glass Corp., Class B, strike $6.50 expires January 2010*^                                               142
                                                                                                                   --------------
                                                                                                                              356
                                                                                                                   --------------
TEXTILE/APPAREL/SHOE MANUFACTURING (0.0%)
        544  AGY Holdings Corp.^                                                                                                5
                                                                                                                   --------------
WIRELESS (0.0%)
        500  AirGate PCS, Inc., strike $0.01 expires October 2009*                                                          7,636
        500  iPCS, Inc., Rule 144A, strike $5.50 expires July 2010*++                                                           5
                                                                                                                   --------------
                                                                                                                            7,641
                                                                                                                   --------------
TOTAL WARRANTS (Cost $3,447)                                                                                                8,041
                                                                                                                   --------------
SHORT-TERM INVESTMENTS (28.7%)
  8,565,332  State Street Navigator Prime Fund~~                                                                        8,565,332

                 See Accompanying Notes to Financial Statements.

    PAR
   (000)                                                                                  MATURITY      RATE%          VALUE
-----------                                                                              ----------   ----------   -------------
SHORT-TERM INVESTMENTS
 $    1,442  State Street Bank and Trust Co. Euro Time Deposit                             01/03/05        1.400   $    1,442,000
                                                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $10,007,332)                                                                        10,007,332
                                                                                                                   --------------
TOTAL INVESTMENTS AT VALUE (122.5%) (Cost $43,688,558)                                                                 42,682,545
                                                                                                                   --------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-22.5%)                                                                         (7,840,880)
                                                                                                                   --------------
NET ASSETS (100.0%)                                                                                                $   34,841,665
                                                                                                                   ==============

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

# Variable rate obligations -- the interest rate shown is the rate as of December 31, 2004.

## Step Bond -- The interest rate is as of December 31, 2004 and will reset at a future date.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to a value of $9,113,200 or 26.16% of net assets.

**  Bond is currently in default.

*   Non-income producing security.

~   Security or portion thereof is out on loan.

~~ Represents security purchased with cash collateral received for securities on loan.

^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.See Accompanying Notes to Financial Statements.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004

                                                                                     FIXED             GLOBAL
                                                                                  INCOME FUND     HIGH YIELD FUND
                                                                                --------------    ---------------
ASSETS
    Investments at value, including collateral for securities on loan of $8,707,923 and $8,565,332, respectively
      (Cost $144,014,984 and $43,688,558, respectively) (Note 1)                $  145,847,734(1) $    42,682,545(2)
    Cash                                                                                   859                972
    Receivable for investments sold                                                  5,526,487             46,035
    Dividend and interest receivable                                                   970,580            683,942
    Unrealized appreciation on forward currency contracts (Note 1)                     964,350                 --
    Receivable for fund shares sold                                                    127,623             30,169
    Variation margin receivable                                                         19,687                 --
    Receivable from investment adviser                                                      --             25,402
    Prepaid expenses and other assets                                                   15,410             13,951
                                                                                --------------    ---------------
      Total Assets                                                                 153,472,730         43,483,016
                                                                                --------------    ---------------
LIABILITIES
    Advisory fee payable (Note 2)                                                        2,121                 --
    Administrative services fee payable (Note 2)                                        15,654              6,968
    Payable for investments purchased                                               16,329,115                 --
    Payable upon return of securities loaned (Note 1)                                8,707,923          8,565,332
    Unrealized depreciation on forward currency contracts (Note 1)                     961,078                 --
    Dividends payable                                                                   63,140             11,118
    Outstanding options written, at value (premiums received
      $47,211, and 0 respectively) (Note 1)                                             18,160                 --
    Payable for fund shares redeemed                                                    11,653              2,709
    Other accrued expenses payable                                                      74,134             55,224
                                                                                --------------    ---------------
      Total Liabilities                                                             26,182,978          8,641,351
                                                                                --------------    ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                             8,722              3,273
    Paid-in capital (Note 5)                                                       157,791,944         81,648,681
    Accumulated net investment loss                                                    (50,319)          (895,357)
    Accumulated net realized loss from investments, futures transactions,
      options written, swap contracts and foreign currency transactions            (32,357,050)       (44,908,919)
    Net unrealized appreciation (depreciation) from investments, futures
      transactions, options written and foreign currency translations                1,896,455         (1,006,013)
                                                                                --------------    ---------------
      Net Assets                                                                $  127,289,752    $    34,841,665
                                                                                ==============    ===============
    Shares outstanding                                                               8,721,695          3,272,987
                                                                                --------------    ---------------
    Net asset value, offering price, and redemption price per share             $        14.59    $         10.65
                                                                                ==============    ===============

(1)  Including $8,533,172 of securities on loan.
(2)  Including $8,391,025 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2004(1)

                                                                                        FIXED INCOME FUND
                                                                             ------------------------------------
                                                                              FOR THE PERIOD
                                                                             SEPTEMBER 1, 2004     FOR THE YEAR
                                                                                     TO                ENDED
                                                                             DECEMBER 31, 2004    AUGUST 31, 2004
                                                                             -----------------    ---------------

INVESTMENT INCOME (Note 1)
     Interest                                                                $       2,012,493    $     5,168,819
     Dividends                                                                           7,945             42,419
     Securities lending                                                                  3,111             10,722
     Foreign taxes withheld                                                                413               (768)
                                                                             -----------------    ---------------
       Total investment income                                                       2,023,962          5,221,192
                                                                             -----------------    ---------------
EXPENSES
     Investment advisory fees (Note 2)                                                 160,377            504,497
     Administrative services fees (Note 2)                                              37,625            109,444
     Legal fees                                                                         21,683             58,682
     Printing fees (Note 2)                                                             15,189             10,763
     Audit fees                                                                         14,460             30,172
     Custodian fees                                                                     13,853             46,060
     Registration fees                                                                  10,058             23,203
     Directors' fees                                                                     6,364             18,816
     Insurance expense                                                                   3,604             20,627
     Transfer agent fees                                                                   692              3,841
     Commitment fees (Note 3)                                                              528              3,015
     Interest expense (Note 3)                                                              --                258
     Miscellaneous expense                                                               3,349              9,542
                                                                             -----------------    ---------------
       Total expenses                                                                  287,782            838,920
     Less: fees waived and expenses reimbursed (Note 2)                                (95,496)          (233,525)
                                                                             -----------------    ---------------
       Net expenses                                                                    192,286            605,395
                                                                             -----------------    ---------------
         Net investment income                                                       1,831,676          4,615,797
                                                                             -----------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
  FUTURES CONTRACTS, OPTIONS WRITTEN, SWAP CONTRACTS AND
  FOREIGN CURRENCY RELATED ITEMS
     Net realized gain (loss) from investments                                       1,117,812          2,666,439
     Net realized gain (loss) from futures contracts                                   201,022           (228,280)
     Net realized gain from options written                                            167,182            233,036
     Net realized gain from swap contracts                                              29,564             16,495
     Net realized gain (loss) from foreign currency transactions                        11,514           (197,855)
     Net change in unrealized appreciation (depreciation)
       from investments                                                               (417,102)         1,552,240
     Net change in unrealized appreciation (depreciation)
       from futures contracts                                                          (47,272)            48,500
     Net change in unrealized appreciation (depreciation)
       from options written                                                             (8,614)            37,664
     Net change in unrealized appreciation (depreciation)
       from swap contracts                                                             (31,502)            31,502
     Net change in unrealized appreciation (depreciation)
       from foreign currency translations                                               25,144            132,342
                                                                             -----------------    ---------------
     Net realized and unrealized gain from investments, futures contracts,
       options written, swap contracts and foreign currency related items            1,047,748          4,292,083
                                                                             -----------------    ---------------
     Net increase in net assets resulting from operations                    $       2,879,424    $     8,907,880
                                                                             =================    ===============

(1)  The Fund changed its fiscal year end from August 31 to December 31.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS

For the Period Ended December 31, 2004(1)

                                                                                     GLOBAL HIGH YIELD FUND
                                                                             ------------------------------------
                                                                              FOR THE PERIOD
                                                                             SEPTEMBER 1, 2004     FOR THE YEAR
                                                                                    TO                 ENDED
                                                                             DECEMBER 31, 2004    AUGUST 31, 2004
                                                                             -----------------    ---------------
INVESTMENT INCOME (Note 1)
     Interest                                                                $         990,401    $     2,366,705
     Dividends                                                                          15,074             42,623
     Securities lending                                                                  5,687             11,583
     Foreign taxes withheld                                                               (367)              (153)
                                                                             -----------------    ---------------
       Total investment income                                                       1,010,795          2,420,758
                                                                             -----------------    ---------------
EXPENSES
     Investment advisory fees (Note 2)                                                  78,784            179,414
     Administrative services fees (Note 2)                                              20,392             48,656
     Legal fees                                                                         25,632             54,831
     Printing fees (Note 2)                                                             13,788             22,675
     Audit fees                                                                         16,355             21,285
     Custodian fees                                                                      2,877             19,087
     Registration fees                                                                  10,904             25,728
     Directors' fees                                                                     6,364             18,816
     Insurance expense                                                                   2,674             16,044
     Transfer agent fees                                                                 1,029              4,872
     Commitment fees (Note 3)                                                              163                348
     Interest expense (Note 3)                                                              --              5,558
     Miscellaneous expense                                                               2,540              6,848
                                                                             -----------------    ---------------
       Total expenses                                                                  181,502            424,162
     Less: fees waived and expenses reimbursed (Note 2)                               (102,788)          (244,749)
                                                                             -----------------    ---------------
       Net expenses                                                                     78,714            179,413
                                                                             -----------------    ---------------
         Net investment income                                                         932,081          2,241,345
                                                                             -----------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
   FUTURES CONTRACTS, OPTIONS WRITTEN, SWAP CONTRACTS AND
   FOREIGN CURRENCY RELATED ITEMS
     Net realized gain (loss) from investments                                         127,180         (2,794,058)
     Net realized (gain) loss from futures contracts                                        --                 --
     Net realized gain from options written                                                 --                 --
     Net realized gain from swap contracts                                                  --                 --
     Net realized (gain) loss from foreign currency transactions                            --                 --
     Net change in unrealized appreciation (depreciation)
       from investments                                                              1,689,817          4,939,708
     Net change in unrealized appreciation (depreciation)
       from futures contracts                                                               --                 --
     Net change in unrealized appreciation (depreciation)
       from options written                                                                 --                 --
     Net change in unrealized appreciation (depreciation)
       from swap contracts                                                                  --                 --
     Net change in unrealized appreciation (depreciation) from foreign
       currency translations                                                                --                 --
                                                                             -----------------    ---------------
     Net realized and unrealized gain from investments, futures contracts,
       options written, swap contracts and foreign currency related items            1,816,997          2,145,650
                                                                             -----------------    ---------------
     Net increase in net assets resulting from operations                      $     2,749,078    $     4,386,995
                                                                             =================    ===============

(1)  The Fund changed its fiscal year end from August 31 to December 31.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      FIXED INCOME FUND
                                                              -----------------------------------------------------------
                                                                  FOR THE PERIOD
                                                                SEPTEMBER 1, 2004      FOR THE YEAR        FOR THE YEAR
                                                                       TO                   ENDED              ENDED
                                                               DECEMBER 31, 2004(1)   AUGUST 31, 2004    AUGUST 31, 2003
                                                              ---------------------   ----------------   ----------------
FROM OPERATIONS
  Net investment income                                       $           1,831,676   $      4,615,797   $      9,088,823
  Net realized gain (loss) from investments,
    futures contracts, options written, swap contracts and
    foreign currency transactions                                         1,527,094          2,489,835         (4,119,630)
  Net change in unrealized appreciation (depreciation)
    from investments, futures contracts, options
    written, swap contracts and foreign currency
    translations                                                           (479,346)         1,802,248         13,994,978
                                                              ---------------------   ----------------   ----------------
    Net increase in net assets resulting from operations                  2,879,424          8,907,880         18,964,171
                                                              ---------------------   ----------------   ----------------
FROM DIVIDENDS
  Dividends from net investment income                                   (2,922,597)        (5,966,305)       (13,658,022)
                                                              ---------------------   ----------------   ----------------
    Net decrease in net assets resulting from dividends                  (2,922,597)        (5,966,305)       (13,658,022)

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                            3,591,546         12,854,275         18,386,288
  Reinvestment of dividends                                               2,814,946          5,764,916         13,267,833
  Net asset value of shares redeemed                                     (8,765,549)       (33,109,039)      (171,583,121)
                                                              ---------------------   ----------------   ----------------
    Net increase (decrease) in net assets from capital
      share transactions                                                 (2,359,057)       (14,489,848)      (139,929,000)
                                                              ---------------------   ----------------   ----------------
  Net increase (decrease) in net assets                                  (2,402,230)       (11,548,273)      (134,622,851)

NET ASSETS
  Beginning of period                                                   129,691,982        141,240,255        275,863,106
                                                              ---------------------   ----------------   ----------------
  End of period                                               $         127,289,752   $    129,691,982   $    141,240,255
                                                              =====================   ================   ================
  Undistributed net investment income (loss)                  $             (50,319)  $        973,127   $      1,753,149
                                                              =====================   ================   ================

----------
(1)  The Fund changed its fiscal year end from August 31 to December 31.

                                                                               GLOBAL HIGH YIELD FUND
                                                              -----------------------------------------------------------
                                                                 FOR THE PERIOD
                                                                SEPTEMBER 1, 2004       FOR THE YEAR      FOR THE YEAR
                                                                        TO                  ENDED             ENDED
                                                              DECEMBER 31, 2004(1)    AUGUST 31, 2004    AUGUST 31, 2003
                                                              ---------------------   ----------------   ----------------
FROM OPERATIONS
  Net investment income                                       $             932,081   $      2,241,345   $      7,580,121
  Net realized gain (loss) from investments,
    futures contracts, options written, swap contracts and
    foreign currency transactions                                           127,180         (2,794,058)        (6,051,826)
  Net change in unrealized appreciation (depreciation)
    from investments, futures contracts, options
    written, swap contracts and foreign currency
    translations                                                          1,689,817          4,939,708         11,745,307
                                                              ---------------------   ----------------   ----------------
    Net increase in net assets resulting from operations                  2,749,078          4,386,995         13,273,602
                                                              ---------------------   ----------------   ----------------
FROM DIVIDENDS
  Dividends from net investment income                                   (1,864,690)        (3,876,496)        (9,351,559)
                                                              ---------------------   ----------------   ----------------
    Net decrease in net assets resulting from dividends                  (1,864,690)        (3,876,496)        (9,351,559)

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                            1,268,790         15,885,261         23,594,172
  Reinvestment of dividends                                               1,848,741          3,813,343          3,822,498
  Net asset value of shares redeemed                                     (1,835,223)       (14,263,345)       (91,455,967)
                                                              ---------------------   ----------------   ----------------
    Net increase (decrease) in net assets from capital
      share transactions                                                  1,282,308          5,435,259        (64,039,297)
                                                              ---------------------   ----------------   ----------------
  Net increase (decrease) in net assets                                   2,166,696          5,945,758        (60,117,254)

NET ASSETS
  Beginning of period                                                    32,674,969         26,729,211         86,846,465
                                                              ---------------------   ----------------   ----------------
  End of period                                               $          34,841,665   $     32,674,969   $     26,729,211
                                                              =====================   ================   ================
  Undistributed net investment income (loss)                  $            (895,357)  $         (9,048)  $      1,231,598
                                                              =====================   ================   ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

(For an Institutional Class Share of the Fund Outstanding Throughout Each
Period)

                                             FOR THE PERIOD
                                            SEPTEMBER 1, 2004                      FOR THE YEAR ENDED AUGUST 31,
                                                    TO              ----------------------------------------------------------
                                           DECEMBER 31, 2004(1)        2004        2003       2002(2)      2001        2000
                                          ---------------------     ----------  ----------  ----------  ----------  ----------
PER SHARE DATA
  Net asset value, beginning of period    $               14.60     $    14.27  $    14.12  $    15.79    $ 14.95$       15.01
                                          ---------------------     ----------  ----------  ----------  ----------  ----------

INVESTMENT OPERATIONS
  Net investment income                                    0.22           0.50        0.67        0.83        1.02        0.94
  Net gain (loss) on investments,
    future contracts, options written,
    swap contracts and foreign
    currency related items (both
    realized and unrealized)                               0.11           0.46        0.35       (1.27)       0.85       (0.01)
                                          ---------------------     ----------  ----------  ----------  ----------  ----------
      Total from investment operations                     0.33           0.96        1.02       (0.44)       1.87        0.93
                                          ---------------------     ----------  ----------  ----------  ----------  ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.34)         (0.63)      (0.87)      (0.83)      (1.03)      (0.97)
  Distributions from net realized gains                      --             --          --       (0.40)         --       (0.02)
                                          ---------------------     ----------  ----------  ----------  ----------  ----------
      Total dividends and distributions                   (0.34)         (0.63)      (0.87)      (1.23)      (1.03)      (0.99)
                                          ---------------------     ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD            $               14.59     $    14.60  $    14.27  $    14.12  $    15.79       14.95
                                          =====================     ==========  ==========  ==========  ==========  ==========
      Total return(3)                                      2.26%          6.86%       7.40%      (2.92)%     13.02%       6.43%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s
    omitted)                              $             127,290     $  129,692  $  141,240  $  275,863  $  532,627  $  440,345
    Ratio of expenses to average net
      assets(4)                                            0.45%(5)       0.45%       0.45%       0.45%       0.45%       0.45%
    Ratio of net investment income to
      average net assets                                   4.29%(5)       3.43%       4.18%       5.41%       6.71%       6.51%
    Decrease reflected in above
      operating expense ratios due to
      waivers/reimbursements                               0.22%(5)       0.17%       0.14%       0.05%       0.06%       0.11%
  Portfolio turnover rate                                   132%           375%        519%        526%        449%        520%

(1) The Fund changed its fiscal year end from August 31 to December 31.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 5.37% to 5.41%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the period ended December 31, 2004 and the years ended August 31, 2004, 2003, 2002, 2001 and 2000, there was no effect on the net operating expense ratio because of transfer agent credits.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL HIGH YIELD FUND
FINANCIAL HIGHLIGHTS

(For an Institutional Class Share of the Fund Outstanding Throughout Each
Period)

                                              FOR THE PERIOD
                                            SEPTEMBER 1, 2004                        FOR THE YEAR ENDED AUGUST 31,
                                                    TO              -------------------------------------------------------------
                                           DECEMBER 31, 2004(1)        2004        2003        2002           2001        2000
                                          ---------------------     ----------  ----------  ----------     ----------  ----------
PER SHARE DATA
  Net asset value, beginning of period    $               10.38     $    10.26  $     9.90  $    11.84     $    14.11  $    15.32
                                          ---------------------     ----------  ----------  ----------     ----------  ----------

INVESTMENT OPERATIONS
  Net investment income                                    0.31           1.01        1.14        1.17           1.40        1.41
  Net gain (loss) on investments (both
    realized and unrealized)                               0.55           0.72        0.41       (1.94)         (2.21)      (1.13)
                                          ---------------------     ----------  ----------  ----------     ----------  ----------
      Total from investment operations                     0.86           1.73        1.55       (0.77)         (0.81)       0.28
                                          ---------------------     ----------  ----------  ----------     ----------  ----------

LESS DIVIDENDS
  Dividends from net investment income                    (0.59)         (1.61)      (1.19)      (1.17)         (1.46)      (1.49)
                                          ---------------------     ----------  ----------  ----------     ----------  ----------
NET ASSET VALUE, END OF PERIOD            $               10.65     $    10.38  $    10.26  $     9.90     $    11.84  $    14.11
                                          =====================     ==========  ==========  ==========     ==========  ==========
      Total return(2)                                      8.43%         18.27%      16.96%      (6.88)%        (5.71)%      1.84%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s
    omitted)                              $              34,842     $   32,675  $   26,729  $   86,846     $   98,008  $   94,333
    Ratio of expenses to average net
      assets(3)                                            0.70%(5)       0.70%       0.70%       0.70%          0.70%       0.70%
    Ratio of net investment income to
      average net assets                                   8.30%(5)       8.74%      10.15%      10.15%(4)      11.06%       9.59%
    Decrease reflected in above
      operating expense ratios due to
      waivers/reimbursements                               0.91%(5)       0.95%       0.40%       0.27%          0.30%       0.45%
  Portfolio turnover rate                                     5%            30%         56%         52%            20%         31%

(1) The Fund changed its fiscal year end from August 31 to December 31.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the period ended December 31, 2004 and the years ended August 31, 2004, 2003, 2002, 2001 and 2000, there was no effect on the net operating expense ratio because of transfer agent credits.

(4) During the year ended August 31, 2002, the Fund experienced an increase in its interest income of 0.67% as a result of additional accretion income not accrued in prior periods. The Fund's net investment income ratio disclosed above excludes the effect of the increase.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Institutional Funds contained in this report are Credit Suisse Institutional Fixed Income Fund ("Fixed Income"), and Credit Suisse Global High Yield Fund ("Global High Yield") (each, a "Fund" and collectively, the "Funds"). Each Fund was incorporated under the laws of the State of Maryland on July 31, 1998 and is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.

   Fixed Income and Global High Yield seek high total return as their investment objective.

   Fixed Income and Global High Yield are each authorized to offer three classes of shares, Common Class, Advisor Class and Institutional Class shares, although each Fund currently offers only Institutional Class shares.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before each Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Funds amortize premium and accrete discount using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- Each Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. Each Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into.

   At December 31, 2004, Fixed Income had the following open forward foreign currency contracts:

                                      EXPIRATION      FOREIGN CURRENCY         CONTRACT          CONTRACT         UNREALIZED
 FORWARD FOREIGN CURRENCY CONTRACT       DATE      TO BE PURCHASED/(SOLD)       AMOUNT             VALUE          GAIN (LOSS)
 ---------------------------------    ----------   ----------------------      --------          --------         ----------
   Australian Dollar                   1/13/05        A$        4,500,000   $     3,226,500   $     3,523,619   $       297,119
   Australian Dollar                   1/13/05        A$       (1,200,000)         (922,680)         (939,632)          (16,952)
   Australian Dollar                   1/13/05        A$       (1,700,000)       (1,313,165)       (1,331,145)          (17,980)
     British Pound                     1/13/05         L          385,000           708,573           738,487            29,914
     British Pound                     1/13/05         L          660,000         1,271,893         1,265,979            (5,914)
     British Pound                     1/13/05         L       (1,400,000)       (2,478,000)       (2,685,408)         (207,408)
European Economic Unit                 1/13/05      EURO        1,602,000         1,967,624         2,177,709           210,085
European Economic Unit                 1/13/05      EURO          500,000           630,950           679,684            48,734
European Economic Unit                 1/13/05      EURO        1,500,000         1,906,755         2,039,053           132,298
European Economic Unit                 1/13/05      EURO          930,000         1,190,921         1,264,213            73,292
European Economic Unit                 1/13/05      EURO          443,000           573,720           602,200            28,480
European Economic Unit                 1/13/05      EURO          375,000           498,270           509,763            11,493
European Economic Unit                 1/13/05      EURO       (1,105,000)       (1,357,194)       (1,502,103)         (144,909)
European Economic Unit                 1/13/05      EURO         (493,000)         (637,543)         (670,169)          (32,626)
European Economic Unit                 1/13/05      EURO         (955,000)       (1,270,532)       (1,298,197)          (27,665)
     Japanese Yen                      1/13/05         Y      146,277,775         1,326,325         1,428,820           102,495
     Japanese Yen                      1/13/05         Y        3,400,000            30,828            33,210             2,382
     Japanese Yen                      1/13/05         Y       (3,400,000)          (30,828)          (33,210)           (2,382)
  New Zealand Dollar                   1/13/05       NZ$          905,000           644,487           652,657             8,170
  New Zealand Dollar                   1/13/05       NZ$       (1,908,540)       (1,265,362)       (1,376,377)         (111,015)
  New Zealand Dollar                   1/13/05       NZ$       (6,100,000)       (4,139,399)       (4,399,122)         (259,723)
      Swiss Franc                      1/13/05       Swf          841,000           714,255           740,058            25,803
      Swiss Franc                      1/13/05       Swf         (800,000)         (634,921)         (703,979)          (69,058)
      Swiss Franc                      1/13/05       Swf         (466,000)         (389,648)         (410,067)          (20,419)
      Swiss Franc                      1/13/05       Swf       (1,040,000)         (864,232)         (915,173)          (50,941)
                                                                            ---------------   ---------------   ---------------
                                                                            $      (612,403)  $      (609,130)  $         3,273
                                                                            ===============   ===============   ===============

   I) TBA PURCHASE COMMITMENTS -- Each Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

   J) FUTURES -- Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, each Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

   When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At December 31, 2004, Fixed Income had the following open futures contracts:

                                                                                               UNREALIZED
                                   NUMBER OF   EXPIRATION     CONTRACT          CONTRACT      APPRECIATION/
FUTURES CONTRACTS                  CONTRACTS      DATE         AMOUNT            VALUE       (DEPRECIATION)
---------------------------------  ----------  ----------  ---------------  ---------------  ---------------
US Treasury Bonds Futures              56       03/21/05   $     6,243,627  $     6,300,000  $        56,373
                                                           ---------------  ---------------  ---------------
US Treasury 10 Year Notes Futures     (61)      03/21/05        (6,809,254)      (6,828,187)         (18,933)
US Treasury 5 Year Notes Futures       (2)      03/21/05          (219,021)        (219,062)             (41)
US Treasury 2 Year Notes Futures      (40)      03/21/05        (8,376,173)      (8,383,750)          (7,577)
                                                           ---------------  ---------------  ---------------
                                                               (15,404,448)     (15,430,999)         (26,551)
                                                           ---------------  ---------------  ---------------
                                                           $    (9,160,821) $    (9,130,999) $        29,822
                                                           ===============  ===============  ===============

   K) OPTIONS -- Each Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). Each Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

   When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by a Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

   Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. The volatility input assumption is interpolated from the previous day's price. On a weekly basis and at month end, CSAM receives a price indication sheet from various broker-dealers and inputs these prices to update the volatility.

   Transactions in written for puts and calls options for the period ended December 31, 2004 for Fixed Income Fund were as follows:

                                                              NUMBER OF CONTRACTS    PREMIUMS RECEIVED
                                                              --------------------  --------------------
       Options outstanding at beginning of period                      148          $             61,715
       Options written                                                 592                       227,618
       Options expired                                                  --                            --
       Options terminated in closing purchase transactions            (604)                     (242,122)
       Options exercised                                                --                            --
                                                                     -----          --------------------
       Options outstanding at end of period                            136          $             47,211
                                                                     -----          --------------------

   L) SWAPS -- Each Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

   Each Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At December 31, 2004 the Funds had no outstanding swap contracts.

   M) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by each Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Funds' securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by each Fund with respect to such loans at December 31, 2004 are as follows:

                                      MARKET VALUE OF         VALUE OF
           FUND                      SECURITIES LOANED   COLLATERAL RECEIVED
           ----                      -----------------   -------------------
           Fixed Income              $       8,533,172   $         8,707,923
           Global High Yield                 8,391,025             8,565,332

   Effective March 17, 2004, SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities, with the Funds receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. The Funds may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending income is accrued as earned.

   N) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

   In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) each Fund's net asset value.

   The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for each Fund. For its investment advisory services, CSAM is entitled to receive a fee from each Fund based on the following fee schedule:

           FUND                                              ANNUAL RATE
           ----                                              -----------
           Fixed Income                           0.375% of average daily net assets
           Global High Yield                      0.70% of average daily net assets

   For the period ended December 31, 2004, investment advisory fees earned, voluntarily waived, and expenses reimbursed for each Fund were as follows:

                                   GROSS                      NET
                                  ADVISORY                  ADVISORY       EXPENSE
   FUND                             FEE         WAIVER        FEE       REIMBURSEMENT
   ----                           --------      ------      --------    -------------
   Fixed Income                  $  160,377   $  (95,496)  $   64,881   $          --
   Global High Yield                 78,784      (78,784)          --         (24,004)

   CSAM will not recapture from the Funds any fees it waived during the period ended December 31, 2004.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Funds.

   No compensation is payable by the Funds to CSAMSI for co-administrative services.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                          ANNUAL RATE
           ------------------------                          -----------
           First $5 billion                       0.050% of average daily net assets
           Next $5 billion                        0.035% of average daily net assets
           Over $10 billion                       0.020% of average daily net assets

   For the period ended December 31, 2004, co-administrative service fees earned by SSB (including out-of-pocket expenses) were as follows:

           FUND                                   CO-ADMINISTRATION FEE
           ----                                   ---------------------
           Fixed Income                           $              37,625
           Global High Yield                                     20,392

   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the period ended December 31, 2004, Merrill was paid for its services to the Funds as follows:

           FUND                                                AMOUNT
           ----                                                ------
           Fixed Income                                      $      194
           Global High Yield                                        194

NOTE 3. LINE OF CREDIT

   The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2004, the Funds had no loans outstanding under the Credit Facility. During the period ended December 31, 2004, the Funds had no borrowings under the Credit Facility.

   For the period ended December 31, 2004, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                                INVESTMENTS             U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                         ------------------------       --------------------------------------
FUND                     PURCHASES          SALES           PURCHASES             SALES
----                     ---------          -----           ---------             -----
Fixed Income          $   186,270,824  $   177,566,639  $      152,666,666  $      153,244,081
Global High Yield           6,644,740        1,732,066                  --                  --

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Fixed Income and Global High Yield are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each Fund were as follows:

                                                         FIXED INCOME FUND
                                 ------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
                                 ------------------------------------------------------------------
                                    FOR THE PERIOD
                                  SEPTEMBER 1, 2004
                                       THROUGH           FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                 DECEMBER 31, 2004(1)     AUGUST 31, 2004        AUGUST 31, 2003
                                 --------------------   --------------------   --------------------
Shares sold                                   244,637                887,034              1,281,297
Shares issued in reinvestment
  of dividends                                193,270                400,254                936,435
Shares redeemed                              (598,311)            (2,300,558)           (11,864,210)
                                             --------             ----------            -----------
Net decrease                                 (160,404)            (1,013,270)            (9,646,478)
                                             ========             ==========            ===========

                                                       GLOBAL HIGH YIELD FUND
                                 ------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
                                 ------------------------------------------------------------------
                                    FOR THE PERIOD
                                  SEPTEMBER 1, 2004
                                       THROUGH           FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                 DECEMBER 31, 2004(1)     AUGUST 31, 2004        AUGUST 31, 2003
                                 --------------------   --------------------   --------------------

Shares sold                                   121,306              1,547,730              2,400,294
Shares issued in reinvestment
  of dividends                                175,211                381,556                396,530
Shares redeemed                              (170,937)            (1,385,899)            (8,965,487)
                                             --------             ----------             ----------
Net increase (decrease)                       125,580                543,387             (6,168,663)
                                             ========             ==========             ==========

----------

(1)  The Funds' changed their fiscal year end from August 31 to December 31.

   On December 31, 2004, the number of shareholders that held 5% or more of the outstanding shares of each Fund was as follows:

                                   NUMBER OF        APPROXIMATE PERCENTAGE
           FUND                   SHAREHOLDERS       OF OUTSTANDING SHARES
           ----                   ------------      ----------------------
           Fixed Income                 3                     87%
           Global High Yield            3                     85%

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Some of the shareholders are omnibus accounts, which hold shares on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency and swap transactions, losses deferred due to wash sales, post October losses, paydown gains and losses and interest accrual on defaulted bonds.

   The tax characteristics of dividends paid during the period ended December 31, 2004 and the year ended August 31, 2004 by the Funds were as follows:

                                                  ORDINARY INCOME                         RETURN OF CAPITAL
                                      --------------------------------------    --------------------------------------
     FUND                             DECEMBER 31, 2004     AUGUST 31, 2004     DECEMBER 31, 2004     AUGUST 31, 2004
     ------------------------------   -----------------    -----------------    -----------------    -----------------
     Fixed Income                     $       2,922,597    $       5,966,305    $              --    $              --
     Global High Yield                        1,848,713            3,876,496               15,977                   --

   At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                  FIXED INCOME      GLOBAL HIGH YIELD
                                                 ---------------    -----------------
     Undistributed ordinary income               $        33,860    $              --
     Accumulated net realize loss                    (32,280,569)         (44,728,767)
     Unrealized appreciation/(depreciation)            1,882,120           (1,013,200)
     Accumulated ordinary loss -- Other                  (84,179)            (895,355)
     Accumulated realized loss -- Other                  (62,146)            (172,967)
                                                 ---------------    -----------------
                                                 $   (30,510,914)   $     (46,810,289)
                                                 ===============    =================

   At December 31, 2004, the Funds had capital loss carryforwards available to offset possible future capital gains as follows:

                                                        EXPIRES DECEMBER 31,
                           ----------------------------------------------------------------------------------
     FUND                      2006          2007          2009          2010          2011          2012
     --------------------  ------------  ------------  ------------  ------------  ------------  ------------
     Fixed Income          $         --  $         --  $         --  $ 32,280,569  $         --  $         --
     Global High Yield          341,638     1,857,162     9,989,083    24,516,347     5,397,886     2,626,651

   During the tax year ended December 31, 2004, the Funds utilized capital loss carryforwards as follows:

           FUND                                                  AMOUNT
           ----                                               ------------
           Fixed Income                                       $  1,427,489
           Global High Yield                                            --

NOTE 6. FEDERAL INCOME TAXES

   During the tax year ended December 31, 2004, the Funds had expired capital loss carryforwards as follows:

           FUND                                                  AMOUNT
           ----                                               ------------
           Fixed Income                                       $         --
           Global High Yield                                     3,354,749

   Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. The Funds will be unable to realize the benefit from these losses if it cannot realize gains on investments prior to the expiration of the loss carryforwards. For the tax period ended December 31, 2004, the Funds elected to defer net losses arising between November 1, 2004 and December 31, 2004 as follows:

           FUND                                   CURRENCY       CAPITAL
           ----                                -------------  ------------
           Fixed Income                        $       2,459  $         --
           Global High Yield                              --       172,967

   As of December 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were:

                                               GROSS                            NET UNREALIZED
                             IDENTIFIED      UNREALIZED    GROSS UNREALIZED     APPRECIATION/
     FUND                       COST        APPRECIATION    (DEPRECIATION)      (DEPRECIATION)
     ----                  -------------   -------------  -----------------   -----------------
     Fixed Income          $ 144,029,319   $   2,261,605  $        (443,190)  $       1,818,415
     Global High Yield        43,695,741       2,338,655         (4,236,088)         (1,013,196)

   At December 31, 2004, accumulated undistributed net investment income, accumulated net realized gain (loss) from investments and paid-in capital have been adjusted for current period permanent book/tax differences, which arose principally from differing book/tax treatments of paydown gains and losses, interest accrued on defaulted bonds, foreign currency and swap transactions and expiration of capital losses. Net assets were not affected by these reclassifications:

                                           INCREASE (DECREASE)
                           --------------------------------------------------
                                                             ACCUMULATED NET
                                                              REALIZED GAIN
                               PAID-IN   UNDISTRIBUTED NET      (LOSS) ON
     FUND                      CAPITAL   INVESTMENT INCOME     INVESTMENTS
                           -----------   -----------------  -----------------
     Fixed Income          $        --   $          67,475  $         (67,475)
     Global High Yield      (3,370,726)             46,300          3,324,426

NOTE 7. CONTINGENCIES

   In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 8. CHANGE IN FISCAL YEAR END

   The Funds changed their fiscal year end from August 31, to December 31. Accordingly, the statement of operations, the statement of changes in net assets and financial highlights reflect the period from September 1, 2004 to December 31, 2004.

CREDIT SUISSE INSTITUTIONAL FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Credit Suisse Institutional Fixed Income Fund, Inc. and
Credit Suisse Global High Yield Fund, Inc.:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Institutional Fixed Income Fund, Inc. and Credit Suisse Global High Yield Fund, Inc., (hereafter referred to as the "Funds") at December 31, 2004, the results of each of their operations and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 7, 2004

CREDIT SUISSE INSTITUTIONAL FUNDS
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                               TERM                                       NUMBER OF
                                               OF OFFICE(1)                               PORTFOLIOS IN
                                               AND                                        FUND
                           POSITION(S)         LENGTH        PRINCIPAL                    COMPLEX                 OTHER
NAME, ADDRESS AND DATE     HELD WITH           OF TIME       OCCUPATION(S) DURING         OVERSEEN BY             DIRECTORSHIPS
OF BIRTH                   FUND                SERVED        PAST FIVE YEARS              DIRECTOR                HELD BY DIRECTOR
-------------------------- ------------------- ------------- ---------------------------- ----------------------- -----------------
INDEPENDENT DIRECTORS

Richard H. Francis         Director,           Since         Currently retired            41                      None
c/o Credit Suisse Asset    Nominating          1999
Management, LLC            and Audit
466 Lexington Avenue       Committee
New York, New York         Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten(2)       Director,           Since         Dean of Yale School of       40                      Director of
Box 208200 New Haven,      Nominating          1998          Management and William                               Aetna, Inc.
Connecticut 06520-8200     and Audit                         S. Beinecke Professor in                             (insurance
                           Committee                         the Practice of                                      company);
Date of Birth: 10/29/46    Member                            International Trade and                              Director
                                                             Finance from November 1995                           of Calpine
                                                             to present.                                          Corporation
                                                                                                                  (energy
                                                                                                                  provider);
                                                                                                                  Director of
                                                                                                                  CarMax Group
                                                                                                                  (used car
                                                                                                                  dealers).

Peter F. Krogh             Director,           Since         Dean Emeritus and            40                      Director of
301 ICC                    Nominating          2001          Distinguished Professor                              Carlisle
Georgetown University      Committee                         of International Affairs                             Companies
Washington, DC 20057       Chairman                          at the Edmund A. Walsh                               Incorporated
                           and Audit                         School of Foreign                                    (diversified
Date of Birth: 02/11/37    Committee                         Service, Georgetown                                  manufacturing
                           Member                            University from June 1995                            company).
                                                             to present.

James S. Pasman, Jr.       Director,           Since         Currently retired            42                      Director of
c/o Credit Suisse Asset    Nominating          1999                                                               Education
Management, LLC            and Audit                                                                              Management Corp.
466 Lexington Avenue       Committee
New York, New York         Member
10017-3140

Date of Birth: 12/20/30

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Garten was initially appointed as a Director of the Funds on February 6, 1998. He resigned as a Director on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

                                               TERM                                       NUMBER OF
                                               OF OFFICE(1)                               PORTFOLIOS IN
                                               AND                                        FUND
                           POSITION(S)         LENGTH        PRINCIPAL                    COMPLEX                 OTHER
NAME, ADDRESS AND DATE     HELD WITH           OF TIME       OCCUPATION(S) DURING         OVERSEEN BY             DIRECTORSHIPS
OF BIRTH                   FUND                SERVED        PAST FIVE YEARS              DIRECTOR                HELD BY DIRECTOR
-------------------------- ------------------- ------------- ---------------------------- ----------------------- -----------------
INDEPENDENT DIRECTORS

Steven N. Rappaport        Lead Director,      Since         Partner of Lehigh Court,     42                      Director of
Lehigh Court, LLC          Nominating          1999          LLC and RZ Capital                                   Presstek, Inc.
40 East 52nd Street        Committee Member                  (private investment                                  (digital imaging
New York, New York 10022   and Audit Committee               firms) from July 2002 to                             technologies
                           Chairman                          present; Transition                                  company);
Date of Birth: 07/10/48                                      Adviser to SunGard                                   Director of Wood
                                                             Securities Finance, Inc.                             Resources, LLC.
                                                             from February 2002 to                                (plywood
                                                             July 2002; President of                              manufacturing
                                                             SunGard Securities                                   company).
                                                             Finance, Inc. from 2001
                                                             to February 2002;
                                                             President of Loanet, Inc.
                                                             (on-line accounting
                                                             service) from 1997 to
                                                             2001.

INTERESTED DIRECTORS

Michael E. Kenneally(3)    Chairman            Since         Chairman and Global Chief    44                      None
Credit Suisse Asset        and Chief           2004          Executive Officer of CSAM
Management, LLC            Executive                         since 2003; Chairman and
466 Lexington Avenue       Officer                           Chief Investment Officer
New York, New York                                           of Banc of America
10017-3140                                                   Capital Management from
                                                             1998 to March 2003.
Date of Birth: 03/30/54

William W. Priest(4)       Director            Since         Chief Executive Officer      47                      Director of Globe
Epoch Investment Partners                      1999          of J Net Enterprises,                                Wireless, LLC
667 Madison Avenue                                           Inc. (technology holdings                            (maritime
New York, New York 10021                                     company) since June 2004;                            communication
                                                             Chief Executive Officer                              company); Director
Date of Birth: 09/24/41                                      of Epoch Investment                                  of InfraRed X
                                                             Partners, Inc. since                                 (medical device
                                                             April 2004; Co-Managing                              company); Director
                                                             Partner, Steinberg Priest                            of J Net
                                                             & Sloane Capital                                     Enterprises, Inc.
                                                             Management, LLC from 2001
                                                             to March 2004; Chairman
                                                             and Managing Director of
                                                             CSAM from 2000 to
                                                             February 2001; Chief
                                                             Executive Officer and
                                                             Managing Director of CSAM
                                                             from 1990 to 2000.

----------
(3) Mr. Kenneally is a Director who is an "interested person" of the Funds as defined in the 1940 Act because he is an officer of CSAM.
(4) Mr. Priest is a Director who is an "interested person" of the Funds as defined in the 1940 Act because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                               TERM
                                               OF OFFICE(1)
                                               AND
                           POSITION(S)         LENGTH
NAME, ADDRESS AND DATE     HELD WITH           OF TIME
OF BIRTH                   FUND                SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------- ------------------- ------------- ----------------------------------------------
OFFICERS

Michael A. Pignataro       Chief               Since         Director and Director of Fund Administration of
Credit Suisse Asset        Financial           1999          CSAM; Associated with CSAM since 1984; Officer of
Management, LLC            Officer and                       other Credit Suisse Funds.
466 Lexington Avenue       Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio             Chief               Since         Director and Global Head of Compliance of CSAM;
Credit Suisse Asset        Compliance          2004          Associated with CSAM since July 2000; Vice
Management, LLC            Officer                           President and Director of Compliance of
466 Lexington Avenue                                         Forstmann-Leff Associates from 1998 to June 2000;
New York, New York                                           Officer of other Credit Suisse Funds.
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                 Chief Legal         Since         Director and Deputy General Counsel of CSAM since
Credit Suisse Asset        Officer             2004          September 2004; Senior Associate of Shearman &
Management, LLC                                              Sterling LLP from September 2000 to September
466 Lexington Avenue                                         2004; Senior Counsel of the SEC Division of
New York, New York                                           Investment Management from June 1997 to September
10017-3140                                                   2000; Officer of other Credit Suisse Funds.

Date of Birth: 08/14/70

J. Kevin Gao               Vice                Since         Vice President and legal counsel of CSAM;
Credit Suisse Asset        President and       2004          Associated with CSAM since July 2003; Associated
Management, LLC            Secretary                         with the law firm of Willkie Farr & Gallagher LLP
466 Lexington Avenue                                         from 1998 to 2003; Officer of other Credit Suisse
New York, New York                                           Funds.
10017-3140

Date of Birth: 10/13/67

Robert M. Rizza            Assistant           Since         Assistant Vice President of CSAM since January
Credit Suisse Asset        Treasurer           2002          2001; Associated with CSAM since 1998; Officer of
Management, LLC                                              other Credit Suisse Funds.
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE INSTITUTIONAL FUNDS
TAX INFORMATION LETTER (UNAUDITED)
December 31, 2004

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   Corporate Shareholders should note for the period ended December 31, 2004, the percentage of the Funds' investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is as follows:

           FUND                                               AMOUNT
           ----                                               ------
           Fixed Income                                        0.57%
           Global High Yield                                   1.50%

   For the fiscal year ended December 31, 2004, the Funds designates approximate amounts listed below, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Funds pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

           FUND                                             AMOUNT
           ----                                           ----------
           Fixed Income                                   $   42,419
           Global High Yield                                  40,394

CREDIT SUISSE INSTITUTIONAL FUNDS
PROXY POLICY AND PORTFOLIO HOLDINGS INFORMATION

   Information regarding how the Funds voted proxies related to its fund securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that the Funds use to determine how to vote proxies relating to its portfolio securities are available:

   - By calling 1-800-222-8977

   - On the Funds' website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Funds file a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-222-8977 - www.csam.com/us


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      CSIUS-2-1204

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2004. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended August 31, 2004 and December 31, 2004.

                                         AUGUST 31, 2004   DECEMBER 31, 2004
----------------------------------------------------------------------------
Audit Fees                               $        16,686   $          10,012
Audit-Related Fees(1)                    $         3,000   $           1,500
Tax Fees(2)                              $         2,327   $           1,327
All Other Fees                                        --                  --
----------------------------------------------------------------------------
Total                                    $        22,013   $          12,839
----------------------------------------------------------------------------

(1) Services for August 31, 2004 include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000), and for December 31, 2004 included agreed upon procedures for the registrant's third quarter 2004 Form N-Q filing ($1,500).

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended August 31, 2004 and December 31, 2004.

                                         AUGUST 31, 2004   DECEMBER 31, 2004
----------------------------------------------------------------------------
Audit-Related Fees                       N/A               N/A

Tax Fees                                 N/A               N/A
All Other Fees                           N/A               N/A
----------------------------------------------------------------------------
Total                                    N/A               N/A
----------------------------------------------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                                         AUGUST 31, 2004   DECEMBER 31, 2004
----------------------------------------------------------------------------
Audit-Related Fees                       N/A               N/A
Tax Fees                                 N/A               N/A
All Other Fees                           N/A               N/A
----------------------------------------------------------------------------
Total                                    N/A               N/A
----------------------------------------------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended August 31, 2004 and December 31, 2004:

                                         AUGUST 31, 2004   DECEMBER 31, 2004
----------------------------------------------------------------------------
Audit-Related Fees                       N/A               N/A
Tax Fees                                 N/A               N/A
All Other Fees                           N/A               N/A
----------------------------------------------------------------------------
Total                                    N/A               N/A
----------------------------------------------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended August 31, 2004 and December 31, 2004 were $5,327 and $2,827, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, New York 10017. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  March 8, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  March 8, 2005

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  March 8, 2005